PROSPECTUS

MAY 1, 2003
       ML of New York Variable Annuity Separate Account A (the "Account")

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                     HOME OFFICE: 2 World Financial Center
                             South Tower, 5th Floor
                            New York, New York 10080

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      -  Basic Value V.I. Fund
      -  Core Bond V.I. Fund
      -  Domestic Money Market V.I. Fund
      -  Fundamental Growth V.I. Fund
      -  Government Bond V.I. Fund
      -  Index 500 V.I. Fund
      -  Small Cap V.I. Fund
-  MLIG VARIABLE INSURANCE TRUST
      -  Roszel/Delaware Trend Portfolio
      -  Roszel/JP Morgan Small Cap Growth Portfolio
      -  Roszel/Lord Abbett Affiliated Portfolio
      -  Roszel/Lord Abbett Bond Debenture Portfolio
      -  Roszel/Lord Abbett Mid Cap Value Portfolio
      -  Roszel/PIMCO CCM Capital Appreciation Portfolio
      -  Roszel/PIMCO Small Cap Value Portfolio
      -  Roszel/Seligman Mid Cap Growth Portfolio
-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. International Growth Fund
      -  AIM V.I. Premier Equity Fund
-  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      -  AllianceBernstein Growth and Income Portfolio
      -  AllianceBernstein Premier Growth Portfolio
-  DAVIS VARIABLE ACCOUNT FUND, INC.
      -  Davis Value Portfolio
-  MERCURY VARIABLE TRUST
      -  Mercury International Value V.I. Fund
-  MFS(R) VARIABLE INSURANCE TRUST(SM)
      -  MFS Emerging Growth Series
-  PIMCO VARIABLE INSURANCE TRUST
      -  Total Return Portfolio
-  SELIGMAN PORTFOLIOS, INC.
      -  Seligman Small-Cap Value Portfolio
-  VAN KAMPEN LIFE INVESTMENT TRUST
      -  Emerging Growth Portfolio

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges, including a surrender (sales) charge and an asset-based insurance charge. We provide more details on these charges, as well as a description of all other charges, later in the Prospectus.
                            ------------------------

This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 48 of this Prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., MLIG VARIABLE INSURANCE TRUST, AIM VARIABLE INSURANCE FUNDS, ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., DAVIS VARIABLE ACCOUNT FUND, INC., MERCURY VARIABLE TRUST, MFS(R) VARIABLE INSURANCE TRUST(SM), PIMCO VARIABLE INSURANCE TRUST, SELIGMAN PORTFOLIOS, INC., AND VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     8
  Fees and Charges..........................................     9
     Asset-Based Insurance Charge...........................     9
     Surrender Charge.......................................     9
     Contract Fee...........................................     9
     Premium Taxes..........................................     9
     Fund Expenses..........................................     9
  Transfers Among Subaccounts...............................     9
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    11
  Ten Day Review............................................    11
  Replacement of Contracts..................................    11
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    13
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    15
THE ACCOUNT.................................................    15
  Segregation of Account Assets.............................    15
  Number of Subaccounts; Subaccount Investments.............    15
INVESTMENTS OF THE ACCOUNT..................................    16
  General Information and Investment Risks..................    16
  Merrill Lynch Variable Series Funds, Inc. ................    16
     Basic Value V.I. Fund..................................    16
     Core Bond V.I. Fund....................................    17
     Domestic Money Market V.I. Fund........................    17
     Fundamental Growth V.I. Fund...........................    17
     Government Bond V.I. Fund..............................    17
     Index 500 V.I. Fund....................................    17
     Small Cap Value V.I. Fund..............................    17
  MLIG Variable Insurance Trust.............................    17
     Roszel/Delaware Trend Portfolio........................    17
     Roszel/JP Morgan Small Cap Growth Portfolio............    17
     Roszel/Lord Abbett Affiliated Portfolio................    17
     Roszel/Lord Abbett Bond Debenture Portfolio............    18
     Roszel/Lord Abbett Mid Cap Value Portfolio.............    18
     Roszel/PIMCO CCM Capital Appreciation Portfolio........    18
     Roszel/PIMCO Small Cap Value Portfolio.................    18
     Roszel/Seligman Mid Cap Growth Portfolio...............    18
  AIM Variable Insurance Funds..............................    18
     AIM V.I. International Growth Fund.....................    18
     AIM V.I. Premier Equity Fund...........................    18
  AllianceBernstein Variable Products Series Fund, Inc. ....    18
     AllianceBernstein Growth and Income Portfolio..........    19
     AllianceBernstein Premier Growth Portfolio.............    19
  Davis Variable Account Fund, Inc. ........................    19
     Davis Value Portfolio..................................    19
  Delaware VIP Trust........................................    19
     Delaware VIP Trend Series..............................    19
  Mercury Variable Trust....................................    19
     Mercury International Value V.I. Fund..................    20

                                                              PAGE
                                                              ----
  MFS(R) Variable Insurance Trust(SM).......................    20
     MFS Emerging Growth Series.............................    20
     MFS Investors Trust Series.............................    20
  PIMCO Variable Insurance Trust............................    20
     Total Return Portfolio.................................    21
  Seligman Portfolios, Inc. ................................    21
     Seligman Small-Cap Value Portfolio.....................    21
  Van Kampen Life Investment Trust..........................    21
     Emerging Growth Portfolio..............................    21
  Purchases and Redemptions of Fund Shares; Reinvestment....    21
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    21
CHARGES AND DEDUCTIONS......................................    22
  Asset-Based Insurance Charge..............................    22
  Surrender Charge..........................................    22
     When Imposed...........................................    22
     Amount of Charge.......................................    23
     How The Surrender Charge Works.........................    23
     How Deducted...........................................    23
     Pro Rata Deductions....................................    24
  Contract Fee..............................................    24
  Other Charges.............................................    24
     Transfer Charges.......................................    24
     Tax Charges............................................    24
     Fund Expenses..........................................    25
     Premium Taxes..........................................    25
FEATURES AND BENEFITS OF THE CONTRACT.......................    25
  Ownership of The Contract.................................    25
  Issuing the Contract......................................    26
     Issue Age..............................................    26
     Information We Need To Issue The Contract..............    26
     Ten Day Right to Review................................    26
  Premiums..................................................    26
     Minimum and Maximum Premiums...........................    26
     How to Make Payments...................................    26
     Automatic Investment Feature...........................    26
     Premium Investments....................................    27
  Accumulation Units........................................    27
     How Are My Contract Transactions Priced?...............    27
     How Do We Determine The Number of Units?...............    28
  Death of Annuitant Prior to Annuity Date..................    28
  Transfers Among Subaccounts...............................    28
  Dollar Cost Averaging Program.............................    29
     What Is It?............................................    29
     Participating in the DCA Program.......................    29
     Minimum Amounts........................................    29
     When Do We Make DCA Transfers?.........................    30
  Asset Allocation Program..................................    30
  Rebalancing Program.......................................    31
  Withdrawals and Surrenders................................    31
     When and How Withdrawals are Made......................    31
     Minimum Amounts........................................    32
     Systematic Withdrawal Program..........................    32
     Surrenders.............................................    32
  Payments to Contract Owners...............................    33
  Contract Changes..........................................    33

                                                              PAGE
                                                              ----
  Death Benefit.............................................    33
     General................................................    33
     Spousal Continuation...................................    34
     Calculation of Death Benefit...........................    34
     Maximum Anniversary Value..............................    34
  Annuity Payments..........................................    35
  Annuity Options...........................................    36
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    36
     Payments of a Fixed Amount.............................    36
     Payments for a Fixed Period............................    36
     Life Annuity...........................................    37
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    37
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    37
     Joint and Survivor Life Annuity........................    37
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    37
     Individual Retirement Account Annuity..................    37
  Gender-Based Annuity Purchase Rates.......................    38
FEDERAL INCOME TAXES........................................    38
  Federal Income Taxes......................................    38
  Tax Status of the Contract................................    38
     Diversification Requirements...........................    38
     Owner Control..........................................    38
     Required Distributions.................................    39
  Taxation of Annuities.....................................    39
     In General.............................................    39
     Withdrawals and Surrenders.............................    39
     Annuity Payments.......................................    39
     Taxation of Death Benefit Proceeds.....................    40
  Penalty Tax on Some Withdrawals...........................    40
  Transfers, Assignments, or Exchanges of a Contract........    40
  Withholding...............................................    40
  Multiple Contracts........................................    40
  Possible Changes In Taxation..............................    40
  Possible Charge For Our Taxes.............................    41
  Foreign Tax Credits.......................................    41
  Taxation of Qualified Contracts...........................    41
  Individual Retirement Annuities...........................    41
     Traditional IRAs.......................................    41
     Roth IRAs..............................................    41
     Other Tax Issues For IRAs and Roth IRAs................    42
  Tax Sheltered Annuities...................................    42
OTHER INFORMATION...........................................    42
  Notices and Elections.....................................    42
  Voting Rights.............................................    43
  Reports to Contract Owners................................    43
  Selling the Contract......................................    43
  State Regulation..........................................    44
  Legal Proceedings.........................................    44
  Experts...................................................    44
  Legal Matters.............................................    45
  Registration Statements...................................    45
ACCUMULATION UNIT VALUES....................................    46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    48
APPENDIX A..................................................   A-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.

surrender value: The amount payable upon surrender of the Contract, equal to the contract value less any applicable surrender charge and any other charges which are collected upon a full withdrawal.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualified plan.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $25,000. Subsequent premiums generally must each be $100 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

THE ACCOUNT

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value V.I. Fund
     - Core Bond V.I. Fund
     - Domestic Money Market V.I. Fund
     - Fundamental Growth V.I. Fund
     - Government Bond V.I. Fund
     - Index 500 V.I. Fund
     - Small Cap Value V.I. Fund

- MLIG VARIABLE INSURANCE TRUST
     - Roszel/Delaware Trend Portfolio
     - Roszel/JP Morgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Bond Debenture Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio
     - Roszel/PIMCO CCM Capital Appreciation Portfolio
     - Roszel/PIMCO Small Cap Value Portfolio
     - Roszel/Seligman Mid Cap Growth Portfolio

- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. International Growth Fund
     - AIM V.I. Premier Equity Fund

- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     - AllianceBernstein Growth and Income Portfolio
     - AllianceBernstein Premier Growth Portfolio

- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio

- MERCURY VARIABLE TRUST
     - Mercury International Value V.I. Fund

- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - MFS Emerging Growth Series

- PIMCO VARIABLE INSURANCE TRUST
     - Total Return Portfolio

- SELIGMAN PORTFOLIOS, INC.
     - Seligman Small-Cap Value Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST
     - Emerging Growth Portfolio

If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.

We have closed the subacccounts investing in the Delaware VIP Trend Series of the Delaware VIP Trust and the MFS Investors Trust Series of the MFS(R) Variable Insurance Trust(SM) to allocations of new premium payments and transfers of contract value.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.55% annually to cover certain risks. It will never exceed 1.55% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  SURRENDER CHARGE

We may impose a surrender charge only if you withdraw money from the Account. The maximum charge is 6% of premium withdrawn during the first or second year after that premium is paid. The charge decreases to 5% in the third year, and is 0% after year three.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $25,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES

On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, the Delaware VIP Trend Subaccount and the MFS Investors Trust Subaccount are closed to transfers of contract value from other subaccounts. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers".)

Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

Withdrawals are generally subject to a surrender charge (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Account in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.

Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of premiums less adjusted withdrawals, the contract value, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract.

If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.

You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. You may select an annuity date that cannot be later than the first day of the month following the annuitant's 90th birthday. If you do not select an annuity date, the annuity date for nonqualified Contracts is the annuitant's 90th birthday. The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender (sales) charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................    None
Surrender Charge (as a % of premium withdrawn)(1)...........      6%
Transfer Fee(2).............................................     $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(3)......................................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge..........   1.55%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

RANGE OF EXPENSES FOR THE FUNDS(4)                            MINIMUM        MAXIMUM
----------------------------------                            -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.40%     -    4.67%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(5)..............................................   0.40%     -    1.25%

---------------
(1)The surrender charge decreases from 6% to 5% in the third year, and to 0% after year three, as follows:

COMPLETE YEARS ELAPSED SINCE   CHARGE AS A PERCENTAGE
     PAYMENT OF PREMIUM         OF PREMIUM WITHDRAWN
----------------------------   ----------------------
      0 years...............              6%
      1 year................              6%
      2 years...............              5%
      3 or more years.......              0%

(2)There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(3)The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.

(4)The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002 or estimated for the current year. Current or future expenses may be greater or less than those shown.

(5)The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time ending no earlier than December 31, 2003. For more information about these arrangements, consult the prospectuses for the Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

        Assuming the maximum fees and expenses of any Fund, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $843    $2,021    $2,825     $5,808

        Assuming the minimum fees and expenses of any Fund, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $761    $1,122    $1,076     $2,321

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

        Assuming the maximum fees and expenses of any Fund, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $290    $1,574    $2,825     $5,808

        Assuming the minimum fees and expenses of any Fund, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $203     $626     $1,076     $2,321

The Examples do not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the ML Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the S&P 600 Barra Growth Index, the S&P 500 Barra Value Index, the Morgan Stanley EAFE Index(R), the Russell 1000 Index(R), the Russell 2000 Index(R) and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The ML of New York Variable Annuity Separate Account A (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on August 14, 1991. It is governed by New York law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 25 subaccounts currently available through the Account. Two subaccounts previously available through the Account (the Delaware VIP Trend Subaccount and the MFS Investors Trust Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Delaware VIP Trust (the "Delaware Trust"); the Mercury Variable Trust (the "Mercury Trust"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Seligman Portfolios, Inc. (the "Seligman Portfolios"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of the similarly named fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of 7 of its separate investment mutual fund portfolios under the Contract.

Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $439.6 billion in investment company and other portfolio assets under management as of February, 2003. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.

BASIC VALUE V.I. FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

CORE BOND V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.

DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.

FUNDAMENTAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will invest at least 65% of its total assets in equity securities.

GOVERNMENT BOND V.I. FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

INDEX 500 V.I. FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").

SMALL CAP VALUE V.I. FUND. This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Fund believes have special investment value.

MLIG VARIABLE INSURANCE TRUST

The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of 8 of its separate investment portfolios under the Contract. Roszel Advisors, LLC ("Roszel Advisors") is the investment manager of the MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below.

Roszel Advisors and each subadviser are registered as investment advisers under the Investment Advisers Act of 1940. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. Roszel Advisors' principal business address is 1300 Merrill Lynch Drive, Pennington, New Jersey 08534. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.

ROSZEL/DELAWARE TREND PORTFOLIO. This Fund seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing at least 65% of its total assets in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Delaware Management Company.

ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is J.P. Morgan Fleming Asset Management (USA) Inc.

ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO. This Fund seeks long-term capital appreciation and income. The Fund pursues its investment objective by investing primarily in large capitalization equity securities of seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO. This Fund seeks a high total return through both income and capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities including convertible bonds and debt securities with equity warrants. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and Cadence Capital Management LLC.

ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.

ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is
J. & W. Seligman & Co. Incorporated.

AIM VARIABLE INSURANCE FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Series I shares of two of its separate investment portfolios under the Contract.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the AIM V.I. Funds. AIM has acted as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

AIM V.I. INTERNATIONAL GROWTH FUND. This Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. PREMIER EQUITY FUND. This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY, ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.)

The AllianceBernstein Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios under the Contract. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the AllianceBernstein Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of

AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO. This Fund seeks reasonable current income and reasonable opportunity for appreciation through investing primarily in dividend-paying stocks of good quality.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.

DAVIS VARIABLE ACCOUNT FUND, INC.

The Davis Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its portfolios, the Davis Value Portfolio, under the Contract. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, is the investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY"), located at 609 Fifth Avenue, New York, New York 10017 serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for the Fund is set forth below.

DAVIS VALUE PORTFOLIO. This Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.

DELAWARE VIP TRUST

The Delaware Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Standard Class Shares in one of its investment portfolios, the Delaware VIP Trend Series, under the Contract. Delaware Management Company, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Delaware VIP Trend Series. As the investment adviser, Delaware Management Company is paid fees by the Fund for its services. Until April 20, 2004, Delaware Management Company has agreed to waive its management fee and reimburse the Delaware VIP Trend Series for expenses to the extent that total expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, will not exceed 0.95%. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. A summary of the investment objective and strategy for the Fund is set forth below.

DELAWARE VIP TREND SERIES. This Fund seeks long-term capital appreciation. The Fund invests primarily in stocks of small, growth-oriented or emerging companies that Fund management believes are responsive to changes within the marketplace and which Fund management believes have fundamental characteristics to support continued growth.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.

MERCURY VARIABLE TRUST

The Mercury Trust, a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its portfolios, the Mercury International Value V.I. Fund, under the Contract. The Mercury Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Mercury International Value V.I. Fund and generally administers the affairs of the Mercury Trust. As the investment adviser, Mercury Advisors is paid fees by the Fund for its services. Merrill Lynch Asset Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the subadvisory fee, not the Mercury International Value V.I. Fund. A summary of the investment objective and strategy for the Fund is set forth below.

MERCURY INTERNATIONAL VALUE V.I. FUND. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.

MFS(R) VARIABLE INSURANCE TRUST(SM)

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Initial Class shares of two of its separate investment portfolios under the Contract, one of which is closed to allocations of premiums and contract value.

MFS(R) Investment Management ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each Fund of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, Inc. (a diversified financial services organization). As the investment adviser, MFS is paid fees by the Fund for its services. A summary of the investment objective and strategy for each Fund is set forth below.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS INVESTORS TRUST SERIES. This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. Under normal conditions, the Fund invests at least 65% of its net assets in common stock and related securities. Although the Fund may invest in companies of any size, it primarily invests in companies with larger market capitalizations and attractive valuations based on current and expected earnings or cash flow.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.

PIMCO VARIABLE INSURANCE TRUST

The PIMCO VIT Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Administrative Class shares of one of its portfolios, the Total Return Portfolio, under the Contract. Pacific Investment Management Company LLC ("PIMCO"), located at 840 Newport Center Drive, Suite 300 Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

SELIGMAN PORTFOLIOS, INC.

The Seligman Portfolios is registered with the Securities and Exchange Commission as an open-end diversified management investment company. It currently offers Class 1 shares of one of its portfolios, the Seligman Small-Cap Value Portfolio, under the Contract. J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017 serves as the investment adviser to the Seligman Small-Cap Value Portfolio. As the investment adviser, Seligman is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

SELIGMAN SMALL-CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. Generally, the Fund invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization of up to $2 billion at the time of purchase that the Fund manager believes have been undervalued, either historically, by the market, or by their peers.

VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Trust is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers Class I shares of one of its separate investment portfolios, the Emerging Growth Portfolio, under the Contract. Van Kampen Asset Management Inc. ("Van Kampen Management") is the portfolio's investment adviser. Van Kampen Management is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $66 billion under management or supervision as of March 31, 2003. Van Kampen Funds Inc., the distributor of the Fund, is also a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. As the investment adviser, Van Kampen Management is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

EMERGING GROWTH PORTFOLIO. The investment objective of the Fund is to seek capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of emerging growth companies.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.55% annually. It will never exceed 1.55%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers, Asset Allocation, Rebalancing, and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

SURRENDER CHARGE

     WHEN IMPOSED

We may impose a surrender charge on withdrawals from the Account. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from the Account held for less than three years. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders".)

     AMOUNT OF CHARGE

The maximum charge is 6% of the premium withdrawn, during the first or second year after that premium is paid. The charge decreases to 5% in the third year, and to 0% after year three, as shown below.

NUMBER OF COMPLETE YEARS ELAPSED
     SINCE PREMIUM WAS PAID       SURRENDER CHARGE
--------------------------------  ----------------
               0                         6%
               1                         6%
               2                         5%
        3 or more years                  0%

The charge is calculated on total premiums withdrawn from the Account. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

If you made a $5,000 premium payment to the Account and withdrew the entire $5,000 two years later, we would impose a 5% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to the Account and due to negative investment experience only $4,500 remained in the Account when you withdrew it two years later, we would impose a 5% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to the Account grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value through withdrawals two years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 5% surrender charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your contract value. The example below shows how this works.

                              PRO RATA DEDUCTIONS

Kim Investor's Contract has a current account value of $100,000. $60,000 is in the ML Basic Value V.I. Subaccount, and $40,000 is in the ML Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 5% surrender charge ($1,000). Accordingly, $600--60% of $1,000--is deducted from the ML Basic Value V.I. Subaccount and $400--40% of $1,000--is deducted from the ML Fundamental Growth V.I. Subaccount.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect of the deduction this charge will have on the number of accumulation units credited to a Contract.)

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will only impose this fee if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $25,000), we will not impose this annual fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year that occurs on or before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax advisor regarding these designations.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owners may designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must be under 89 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, you must complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $25,000 or more. Subsequent premium payments generally must each be $100 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.

The Contract is available as a nonqualified contract or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $100. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the

Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the contract date, we'll hold all premiums in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected.

Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Basic Value V.I. Subaccount, 58% allocated to the ML Government Bond V.I. Subaccount, and 30% allocated to the ML Index 500 V.I. Subaccount. However, you may not allocate 33 1/3% to the ML Basic Value V.I. Subaccount and 66 2/3% to the ML Government Bond V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which a premium payment or transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging

Program", "Asset Allocation Program", and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

An excessive number of transfers, including short-term "market timing" transfers, may adversely affect the performance of the underlying fund in which a subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we reserve the right not to process a transfer request. We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund. We will notify any affected contract owner in a timely manner of any actions we take to restrict their ability to make transfers.

DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

ASSET ALLOCATION PROGRAM

Under the Asset Allocation Program, we will allocate your premiums and rebalance your contract value quarterly according to an asset allocation model you select based on your investment goals and risk tolerance. There are currently five asset allocation models to choose from:

     - Capital Preservation

     - Current Income

     - Income and Growth

     - Long-Term Growth

     - Aggressive Growth

Each model identifies specific subaccounts and the percentage of premium or contract value which should be allocated to each of those subaccounts. We may periodically adjust the composition of each model. Any adjustments become effective at the end of the calendar quarter.

The asset allocation models are not recommendations, have not been designed with your specific financial circumstances in mind, and may not be appropriate for any particular individual. There may be other allocations that would be more appropriate to satisfy your needs and goals.

After you elect the Asset Allocation Program, we allocate your premium in accordance with your selected model. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the subaccounts and percentages for your selected model.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance,

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premium payments, and

     - any adjustments we make to your selected model.

The Asset Allocation Program can be elected at issue or at any time after issue. You may elect the Asset Allocation Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Asset Allocation Program, you must include all contract value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with your selected model. The asset allocation model that you select under the program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your selected model at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Rebalancing Program or the DCA Program, you cannot use the Asset Allocation Program.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals, discussed below. We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the contract less prior withdrawals of these premiums.

Any amount previously withdrawn from the Account during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $5,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)

EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2003. Assume that your contract value equals $105,000 on April 1, 2004 due to positive investment performance. On that date, you withdraw $20,000.

The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of remaining premiums that are subject to a surrender charge, less any prior withdrawals during that contract year (10% of $100,000 = $10,000), and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 6% surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into the Account that have not been withdrawn in prior contract years and are subject to a surrender charge, plus 100% of total premiums paid into the Account that have not been withdrawn and are no longer subject to a surrender charge, less any prior amount withdrawn from the Account during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into the Account, less any prior amounts withdrawn from the Account during that contract year.

Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. These systematic withdrawals are in addition to the lump-sum withdrawals permitted each year under the Contract.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Account in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable surrender charge, minus any applicable contract fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) You may receive this amount in a lump sum or apply it under an Annuity Option. (See "Annuity Options".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a current owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner must be less than 90 years old, and the new annuitant must be under 89 years old. For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if you die, or if the first co-owner dies, before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)

We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

If the age of an owner or annuitant, if the owner is a non-natural person, is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase. If the surviving co-owner is not the surviving spouse of the deceased owner, the contract may not be continued and the death benefit will be paid to the beneficiary.

     CALCULATION OF DEATH BENEFIT

Maximum Anniversary Value Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under age 80 on the contract date, the death benefit is the greatest of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract;

     (ii)  the contract value; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

Return of Premium Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 80 or over on the contract date, the death benefit is the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii)  the contract value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears under "Maximum Anniversary Value Death Benefit" above.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX A.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. The amount of your annuity payments will not be less than those that would be provided by application of the contract value to purchase a single premium immediate annuity contract offered by us for the same annuity plan. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate of 6%. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment. We will pay interest on the underpayment at an annual rate of 6%.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum. If you are the annuitant and you die while guaranteed payments remain unpaid, your beneficiary can receive the rest of the guaranteed payments, or their present value in one lump sum, as they elect.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option, but will not be less than 3%. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

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* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to Individual Retirement Annuities and tax sheltered annuities.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.

The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA and Roth IRA qualification requirements.

TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. The premium payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is 4 World Financial Center, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Registered representatives (Financial Advisors) of MLPF&S sell the Contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agency, Inc., Merrill Lynch Life Agency, Inc. and/or MLPF&S compensates the Financial Advisors. The maximum commission paid to a Financial Advisor is 1.13% of each premium. Financial Advisors may also be paid additional annual compensation of up to 0.41% of contract value. Reduced compensation may be paid on Contracts purchased by our employees or their spouses or dependents.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 3.5% of each premium and up to 0.70% of contract value.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owners or the Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS

The financial statements of the Account as of December 31, 2002 and 2001, and for each of the two years in the period ended December 31, 2002, and our financial statements as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)

                                                                   DOMESTIC MONEY              FUNDAMENTAL
                                        BASIC VALUE V.I.             MARKET V.I.               GROWTH V.I.
                                    ------------------------   -----------------------   -----------------------
                                    1/1/02 TO    10/29/01 TO   1/1/02 TO   10/29/01 TO   1/1/02 TO   10/29/01 TO
                                     12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                    ----------   -----------   ---------   -----------   ---------   -----------
(1) Accumulation unit value at
    beginning of period...........   $  11.41      $ 10.31     $  10.01     $  10.00     $   10.56     $  9.86
(2) Accumulation unit value at end
    of period.....................   $   9.24      $ 11.41     $  10.01     $  10.01     $    7.54     $ 10.56
(3) Number of accumulation units
    outstanding at end of
    period........................   78,092.4      6,892.2     88,926.6     49,019.1     204,772.5     9,710.7

                                                                                           CORE      SMALL CAP
                                     GOVERNMENT BOND V.I.         INDEX 500 V.I.        BOND V.I.    VALUE V.I.
                                    -----------------------   -----------------------   ----------   ----------
                                    1/1/02 TO   10/29/01 TO   1/1/02 TO   10/29/01 TO   7/1/02* TO   7/1/02* TO
                                    12/31/02     12/31/01     12/31/02     12/31/01      12/31/02     12/31/02
                                    ---------   -----------   ---------   -----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period...........  $    9.87    $  10.06     $  10.70      $ 10.05      $  10.05     $ 10.00
(2) Accumulation unit value at end
    of period.....................  $   10.67    $   9.87     $   8.18      $ 10.70      $  10.51     $  8.57
(3) Number of accumulation units
    outstanding at end of
    period........................  219,673.2    11,759.2     37,777.4      6,408.3      18,590.5     3,776.7

                                    ROSZEL/JP                  ROSZEL/LORD
                                      MORGAN     ROSZEL/LORD     ABBETT      ROSZEL/PIMCO   ROSZEL/SELIGMAN
                                    SMALL CAP    ABBETT BOND     MID CAP      SMALL CAP         MID CAP
                                      GROWTH      DEBENTURE       VALUE         VALUE           GROWTH
                                    ----------   -----------   -----------   ------------   ---------------
                                    7/1/02* TO   7/1/02* TO    7/1/02* TO     7/1/02* TO      7/1/02* TO
                                     12/31/02     12/31/02      12/31/02       12/31/02        12/31/02
                                    ----------   -----------   -----------   ------------   ---------------
(1) Accumulation unit value at
    beginning of period...........   $ 10.00       $ 10.00      $  10.00       $  10.00        $  10.00
(2) Accumulation unit value at end
    of period.....................   $  8.43       $ 10.49      $   8.96       $   9.32        $   9.11
(3) Number of accumulation units
    outstanding at end of
    period........................     303.5       9,295.2      71,593.1       72,595.0             0.0

                                                                                              ALLIANCEBERNSTEIN GROWTH
                                    AIM V.I. INTERNATIONAL GROWTH   AIM V.I. PREMIER EQUITY          AND INCOME
                                    -----------------------------   -----------------------   -------------------------
                                      1/1/02 TO      10/29/01 TO    1/1/02 TO   10/29/01 TO   1/1/02 TO    10/29/01 TO
                                      12/31/02        12/31/01      12/31/02     12/31/01      12/31/02      12/31/01
                                    -------------   -------------   ---------   -----------   ----------   ------------
(1) Accumulation unit value at
    beginning of period...........      $10.20          $10.11       $ 10.60      $ 10.02      $  10.61      $  10.18
(2) Accumulation unit value at end
    of period.....................      $ 8.47          $10.20       $  7.28      $ 10.60      $   8.14      $  10.61
(3) Number of accumulation units
    outstanding at end of
    period........................     6,886.4             0.0       6,255.2      1,886.7      78,033.7      15,452.9

+ ML Life Insurance Company of New York commenced sales of Retirement Optimizer on October 29, 2001. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

* Available for allocations of premiums or contract value effective following the close of business.

                                       ALLIANCEBERNSTEIN
                                         PREMIER GROWTH              DAVIS VALUE         DELAWARE VIP TREND SERIES
                                    ------------------------   -----------------------   -------------------------
                                    1/1/02 TO    10/29/01 TO   1/1/02 TO   10/29/01 TO   1/1/02 TO    10/29/01 TO
                                     12/31/02     12/31/01     12/31/02     12/31/01      12/31/02      12/31/01
                                    ----------   -----------   ---------   -----------   ----------   ------------
(1) Accumulation unit value at
    beginning of period...........   $  10.87     $  10.01     $  10.76      $ 10.08      $  11.74      $ 10.35
(2) Accumulation unit value at end
    of period.....................   $   7.42     $  10.87     $   8.87      $ 10.76      $   9.26      $ 11.74
(3) Number of accumulation units
    outstanding at end of
    period........................   21,077.2      6,637.1     16,163.0      3,300.8      29,437.7          0.0

                                     MERCURY INTERNATIONAL
                                           VALUE V.I.            MFS EMERGING GROWTH        MFS INVESTORS TRUST
                                    ------------------------   ------------------------   -----------------------
                                    1/1/02 TO    10/29/01 TO   1/1/02 TO    10/29/01 TO   1/1/02 TO   10/29/01 TO
                                     12/31/02     12/31/01      12/31/02     12/31/01     12/31/02     12/31/01
                                    ----------   -----------   ----------   -----------   ---------   -----------
(1) Accumulation unit value at
    beginning of period...........   $ 10.45       $ 10.10      $ 11.47       $10.41      $   10.46     $ 10.01
(2) Accumulation unit value at end
    of period.....................   $  9.10       $ 10.45      $  7.48       $11.47      $    8.14     $ 10.46
(3) Number of accumulation units
    outstanding at end of
    period........................   9,686.2       2,879.0      9,355.2          0.0       25,381.9     1,667.3

                                                                                                VAN KAMPEN
                                      PIMCO TOTAL RETURN      SELIGMAN SMALL-CAP VALUE       EMERGING GROWTH
                                    -----------------------   ------------------------   ------------------------
                                    1/1/02 TO   10/29/01 TO   1/1/02 TO    10/29/01 TO   1/1/02 TO    10/29/01 TO
                                    12/31/02     12/31/01      12/31/02     12/31/01      12/31/02     12/31/01
                                    ---------   -----------   ----------   -----------   ----------   -----------
(1) Accumulation unit value at
    beginning of period...........  $    9.93    $  10.05      $ 11.98       $ 10.31      $  10.66      $ 10.02
(2) Accumulation unit value at end
    of period.....................  $   10.66    $   9.93      $  9.98       $ 11.98      $   7.09      $ 10.66
(3) Number of accumulation units
    outstanding at end of
    period........................  133,473.3    17,457.9     42,015.9       9,361.9       1,393.9      3,518.8

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

                                   APPENDIX A

EXAMPLE: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on November 1, 2003 and a subsequent premium of $10,000 on May 1, 2005. You also make a withdrawal of $50,000 (including any applicable surrender charge) on June 1, 2005. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                                                                                (A)          (B)         (C)
                                                                        ------------------   ---------   -----------   --------
                                                                           TRANSACTIONS        PREMS
                                                                        ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
  DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
-------------------------------------------------------------------------------------------------------------------------------
11/01/03  THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
          MAV is $0 until first contract anniversary
11/01/04  FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 11/1/2004 = Contract value on
          11/1/2004 = $110,000
          MAV = greatest of anniversary values = $110,000
05/01/05  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 11/1/2004 = Contract value on
          11/1/2004 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
06/01/05  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 11/1/2004 = contract value on
          11/1/2004 + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.)
          contract value
          = $50,000 X maximum (120,000, 110,000)/100,000
          = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
11/01/05  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 11/1/2004 = $60,000
          Anniversary value for 11/1/2005 = contract value on
          11/1/2005 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
11/01/06  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 11/1/2004 = $60,000
          Anniversary value for 11/1/2005 = contract value on
          11/1/2005 = $55,000
          Anniversary value for 11/1/2006 = contract value on
          11/1/2006 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

                                                                        -----------------------------------

  DATE                                                                             DEATH BENEFIT
----------------------------------------------------------------------  -----------------------------------
11/01/03  THE CONTRACT IS ISSUED                                        $100,000 (maximum of (A), (B), (C))
          MAV is $0 until first contract anniversary
11/01/04  FIRST CONTRACT ANNIVERSARY                                    $110,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 11/1/2004 = Contract value on
          11/1/2004 = $110,000
          MAV = greatest of anniversary values = $110,000
05/01/05  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $120,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 11/1/2004 = Contract value on
          11/1/2004 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
06/01/05  OWNER TAKES A $50,000 WITHDRAWAL                              $ 60,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 11/1/2004 = contract value on
          11/1/2004 + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.)
          contract value
          = $50,000 X maximum (120,000, 110,000)/100,000
          = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
11/01/05  SECOND CONTRACT ANNIVERSARY                                   $ 60,000 (maximum of (A), (B), (C))
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 11/1/2004 = $60,000
          Anniversary value for 11/1/2005 = contract value on
          11/1/2005 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
11/01/06  THIRD CONTRACT ANNIVERSARY                                    $ 65,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 11/1/2004 = $60,000
          Anniversary value for 11/1/2005 = contract value on
          11/1/2005 = $55,000
          Anniversary value for 11/1/2006 = contract value on
          11/1/2006 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2003

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                     HOME OFFICE: 2 WORLD FINANCIAL CENTER
                             SOUTH TOWER, 5TH FLOOR
                            NEW YORK, NEW YORK 10080
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2003, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Principal Underwriter.......................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A (the "Account") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 2002 and 2001, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $0.4 million and $40,722, respectively, in connection with the sale of the Contracts. Merrill Lynch, Pierce, Fenner & Smith Incorporated did not receive any payments or commissions in connection with the sale of the Contracts in prior years.

FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2002, 2001, and 2000, ML of New York paid administrative services fees of $3.4 million, $5.0 million, and $4.6 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

The current yield for the ML Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2002 was -0.60%.

ML of New York also may quote the effective yield of the ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

The effective yield for the ML Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2002 was -0.60%.

Because of the charges and deductions imposed under the Contract, the yield for the ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the ML Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, ML of New York may quote yields on bond subaccounts. The yield for the ML Core Bond V.I. Subaccount for the 30-day period ended December 31, 2002 was 2.44%. The yield for the ML Government Bond V.I. Subaccount for the 30-day period ended December 31, 2002 was 2.41%. The yield for the PIMCO Total Return Subaccount for the 30-day period ended December 31, 2002 was 2.30%. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. Returns shown for periods of less than one year are cumulative and have not been annualized.

For the year ended December 31, 2002, average annual total returns were:

                                                                                  SINCE
      NAME OF SUBACCOUNT (INCEPTION DATE)        1 YEAR    5 YEARS   10 YEARS   INCEPTION+
      -----------------------------------        -------   -------   --------   ----------
ML Basic Value V.I. Fund (7/1/93)                -23.39%    3.45%        N/A       8.97%
ML Core Bond V.I. Fund (2/21/92)                   2.01%    4.62%      5.14%       5.45%
ML Domestic Money Market V.I. Fund (2/21/92)      -5.47%    2.68%      2.84%       2.78%
ML Fundamental Growth V.I. Fund (7/14/00)        -32.31%      N/A        N/A     -25.84%
ML Government Bond V.I. Fund (5/16/94)             2.20%    5.30%        N/A       5.61%
ML Index 500 V.I. Fund (12/18/96)                -27.58%   -2.47%        N/A       2.61%
ML Small Cap Value V.I. Fund (2/21/92)           -28.84%    5.69%      8.92%       7.45%
MLIG Roszel/JP Morgan Small Cap Growth
  Portfolio (7/1/02)                                 N/A      N/A        N/A     -20.12%
MLIG Roszel/Lord Abbett Bond Debenture
  Portfolio (7/1/02)                                 N/A      N/A        N/A      -0.77%
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio
  (7/1/02)                                           N/A      N/A        N/A     -15.18%
MLIG Roszel/PIMCO Small Cap Value Portfolio
  (7/1/02)                                           N/A      N/A        N/A     -11.81%
MLIG Roszel/Seligman Mid Cap Growth Portfolio
  (7/1/02)                                           N/A      N/A        N/A     -13.78%
AIM V.I. International Growth Fund (7/14/00)     -21.35%      N/A        N/A     -26.16%
AIM V.I. Premier Equity Fund (12/18/96)          -34.85%   -3.70%        N/A       0.57%
AllianceBernstein Growth and Income Portfolio
  (7/14/00)                                      -27.26%      N/A        N/A     -11.36%
AllianceBernstein Premier Growth Portfolio
  (12/18/96)                                     -35.21%   -2.79%        N/A       2.25%
Davis Value Portfolio (7/14/00)                  -21.90%      N/A        N/A     -14.49%
Delaware VIP Trend Series (7/14/00)*             -25.30%      N/A        N/A     -26.67%
Mercury International Value V.I. Fund (6/10/98)  -17.53%      N/A        N/A      -3.27%
MFS Emerging Growth Series (12/18/96)            -38.09%   -4.92%        N/A      -1.42%
MFS Investors Trust Series (7/14/00)*            -26.25%      N/A        N/A     -19.23%
PIMCO Total Return Portfolio (7/14/00)             1.56%      N/A        N/A       6.16%
Seligman Small-Cap Value Portfolio (7/14/00)     -21.07%      N/A        N/A       5.93%
Van Kampen Emerging Growth Portfolio (7/14/00)   -36.91%      N/A        N/A     -36.90%

---------------

+Returns for periods of less than one year are presented on a cumulative, not annualized, basis.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

The subaccounts investing in the Roszel/Delaware Trend Portfolio, the Roszel/Lord Abbett Affiliated Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio were established on May 1, 2003. Thus, no prior performance is available for these subaccounts.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

                          FUND                             COMMENCED OPERATIONS
                          ----                             --------------------
ML Basic Value V.I. Fund                                   July 1, 1993
ML Core Bond V.I. Fund                                     April 29, 1982
ML Domestic Money Market V.I. Fund                         February 21, 1992

                          FUND                             COMMENCED OPERATIONS
                          ----                             --------------------
ML Fundamental Growth V.I. Fund                            March 28, 2000
ML Government Bond V.I. Fund                               May 16, 1994
ML Index 500 V.I. Fund                                     December 13, 1996
ML Small Cap Value V.I. Fund                               April 29, 1982
MLIG Roszel/Delaware Trend Portfolio                       May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio           July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio               May 1, 2003
MLIG Roszel/Lord Abbett Bond Debenture Portfolio           July 1, 2002
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio            July 1, 2002
MLIG Roszel/PIMCO CCM Capital Appreciation Portfolio       May 1, 2003
MLIG Roszel/PIMCO Small Cap Value Portfolio                July 1, 2002
MLIG Roszel/Seligman Mid Cap Growth Portfolio              July 1, 2002
AIM V.I. International Growth Fund                         May 5, 1993
AIM V.I. Premier Equity Fund                               May 5, 1993
AllianceBernstein Growth and Income Portfolio              January 14, 1991
AllianceBernstein Premier Growth Portfolio                 June 26, 1992
Davis Value Portfolio                                      July 1, 1999
Delaware VIP Trend Series*                                 December 27, 1993
Mercury International Value V.I. Fund                      June 10, 1998
MFS Emerging Growth Series                                 July 24, 1995
MFS Investors Trust Series*                                October 9, 1995
PIMCO Total Return Portfolio                               December 31, 1997
Seligman Small-Cap Value Portfolio                         May 1, 1998
Van Kampen Emerging Growth Portfolio                       July 3, 1995

---------------
* The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of three years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 2002, returns not reflecting any surrender charge were:

                                                                                 SINCE+
      NAME OF SUBACCOUNT (INCEPTION DATE)        1 YEAR    5 YEARS   10 YEARS   INCEPTION
      -----------------------------------        -------   -------   --------   ---------
ML Basic Value V.I. Fund (7/1/93)                -19.03%    3.45%       N/A        8.97%
ML Core Bond V.I. Fund (2/21/92)                   7.89%    4.62%     5.14%        5.45%
ML Domestic Money Market V.I. Fund (2/21/92)      -0.08%    2.68%     2.84%        2.78%
ML Fundamental Growth V.I. Fund (7/14/00)        -28.63%      N/A       N/A      -24.61%
ML Government Bond V.I. Fund (5/16/94)             8.09%    5.30%       N/A        5.61%
ML Index 500 V.I. Fund (12/18/96)                -23.60%   -2.47%       N/A        2.61%
ML Small Cap Value V.I. Fund (2/21/92)           -24.93%    5.69%     8.92%        7.45%
MLIG Roszel/JP Morgan Small Cap Growth
  Portfolio (7/1/02)                                 N/A      N/A       N/A      -15.66%
MLIG Roszel/Lord Abbett Bond Debenture
  Portfolio (7/1/02)                                 N/A      N/A       N/A        4.92%
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio
  (7/1/02)                                           N/A      N/A       N/A      -10.40%
MLIG Roszel/PIMCO Small Cap Value Portfolio
  (7/1/02)                                           N/A      N/A       N/A       -6.82%
MLIG Roszel/Seligman Mid Cap Growth Portfolio
  (7/1/02)                                           N/A      N/A       N/A       -8.91%
AIM V.I. International Growth Fund (7/14/00)     -16.97%      N/A       N/A      -24.93%
AIM V.I. Premier Equity Fund (12/18/96)          -31.33%   -3.70%       N/A        0.57%
AllianceBernstein Growth and Income Portfolio
  (7/14/00)                                      -23.25%      N/A       N/A       -9.74%
AllianceBernstein Premier Growth Portfolio
  (12/18/96)                                     -31.71%   -2.79%       N/A        2.25%
Davis Value Portfolio (7/14/00)                  -17.55%      N/A       N/A      -12.95%
Delaware VIP Trend Series (7/14/00)*             -21.17%      N/A       N/A      -25.46%
Mercury International Value V.I. Fund (6/10/98)  -12.90%      N/A       N/A       -3.27%
MFS Emerging Growth Series (12/18/96)            -34.78%   -4.92%       N/A       -1.42%
MFS Investors Trust Series (7/14/00)*            -22.18%      N/A       N/A      -17.81%
PIMCO Total Return Portfolio (7/14/00)             7.41%      N/A       N/A        8.00%
Seligman Small-Cap Value Portfolio (7/14/00)     -16.67%      N/A       N/A        7.77%
Van Kampen Emerging Growth Portfolio (7/14/00)   -33.53%      N/A       N/A      -35.98%

---------------

+Returns for periods of less than one year are presented on a cumulative, not annualized, basis.

*The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund (formerly Domestic Money Market Fund), Core Bond V.I. Fund (formerly Core Bond Focus Fund), High Current Income V.I. Fund
(formerly High Current Income Fund), Large Cap Core V.I. Fund (formerly Large Cap Core Focus Fund), Small Cap Value V.I. Fund (formerly Small Cap Value Focus Fund), American Balanced V.I. Fund (formerly American Balanced Fund), Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund (formerly Global Allocation Focus Fund), Utilities and Telecommunications V.I. Fund (formerly Utilities and Telecommunications Focus Fund), International Equity Focus Fund (liquidated following close of business on April 30,
2001), Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund (formerly Basic Value Focus Fund), Government Bond V.I. Fund (formerly Government Bond Fund), Developing Capital Markets V.I. Fund (formerly Developing Capital Markets Focus Fund), Index 500 V.I. Fund (formerly Index 500 Fund), Global Growth V.I. Fund (formerly Global Growth Focus Fund), Balanced Capital Focus Fund (liquidated following close of business on April 30,
2001),  Focus Twenty V.I. Fund (formerly Focus Twenty Select
Fund), Large Cap Value V.I. Fund (formerly Large Cap Value Focus Fund), Fundamental Growth V.I. Fund (formerly Fundamental Growth Focus Fund), Mercury International Value V.I. Fund (formerly Mercury HW International Value VIP Portfolio), Merrill Lynch Large Cap Growth V.I. Fund (formerly Large Cap Growth Focus Fund), 2000 ML Select Ten V.I. Trust (commenced operations May 1, 2000 ended on April 30, 2001), Quasar Portfolio, Premier Growth Portfolio,
Growth and Income Portfolio, Technology Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Investors Trust Series, AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund), AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund (formerly AIM V.I. International Equity Fund), Davis Value Portfolio, Total Return Portfolio (formerly Total Return Bond Portfolio), Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (formerly Trend Series), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio (commenced operations July 1, 2002), Roszel / Lord Abbett Bond Debenture Portfolio (commenced operations July 1, 2002), Roszel / Lord Abbett Mid Cap Value Portfolio (commenced operations July 1, 2002), Roszel / PIMCO Small Cap Value Portfolio (commenced operations July 1, 2002), and Roszel / Seligman Mid Cap Growth Portfolio (commenced operations July 1, 2002) (collectively, the "Divisions") as of December 31, 2002 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2002, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche, LLP
New York, New York


March 7, 2003


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.               Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 45,908 shares
      (Cost $45,908)                                                $            45,908  $                    $
    Core Bond V.I. Fund, 4,349 shares
      (Cost $50,788)                                                                                  52,672
    High Current Income V.I. Fund, 2,758 shares
      (Cost $24,570)                                                                                                       18,451
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            45,908  $            52,672  $            18,451
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            45,908  $            52,672  $            18,451
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 1,756 shares
      (Cost $54,190)                                                $            33,988  $                    $
    Small Cap Value V.I. Fund, 1,687 shares
      (Cost $36,119)                                                                                  30,516
    American Balanced V.I. Fund, 855 shares
      (Cost $11,433)                                                                                                        8,066
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            33,988  $            30,516  $             8,066
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            33,988  $            30,516  $             8,066
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 2,959 shares
      (Cost $36,374)                                                $            25,503  $                    $
    Utilities and Telecommunications V.I. Fund, 455 shares
      (Cost $5,375)                                                                                    2,878
    Basic Value V.I. Fund, 5,995 shares
      (Cost $81,470)                                                                                                       65,038
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            25,503  $             2,878  $            65,038
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            25,503  $             2,878  $            65,038
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 4,312 shares
      (Cost $46,315)                                                $            47,681  $                    $
    Developing Capital Markets V.I. Fund, 257 shares
      (Cost $2,412)                                                                                    1,693
    Index 500 V.I. Fund, 2,203 shares
      (Cost $35,150)                                                                                                       24,666
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            47,681  $             1,693  $            24,666
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            47,681  $             1,693  $            24,666
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Growth V.I. Fund, 753 shares
      (Cost $8,964)                                                 $             4,840  $                    $
    Focus Twenty V.I. Fund, 239 shares
      (Cost $806)                                                                                        337
    Large Cap Value V.I. Fund, 468 shares
      (Cost $4,546)                                                                                                         4,174
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             4,840  $               337  $             4,174
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,840  $               337  $             4,174
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                  Merrill Lynch
                                                                         Fundamental            Mercury             Large Cap
                                                                            Growth           International            Growth
                                                                             V.I.              Value V.I.              V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Fundamental Growth V.I. Fund, 3,260 shares
      (Cost $20,942)                                                $            17,793  $                    $

  Investments in Mercury Variable Trust (Note 1):
    Mercury International Value V.I. Fund, 2,048 shares
      (Cost $22,319)                                                                                  16,913

  Investments in Mercury V.I. Funds, Inc. (Note 1):
    Merrill Lynch Large Cap Growth V.I. Fund, 327 shares
      (Cost $3,247)                                                                                                         2,262
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            17,793  $            16,913  $             2,262
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            17,793  $            16,913  $             2,262
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                                                Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
    Quasar Portfolio, 404 shares
      (Cost $4,523)                                                 $             2,757  $                    $
    Premier Growth Portfolio, 1,879 shares
      (Cost $62,313)                                                                                  32,795
    Growth and Income Portfolio, 226 shares
      (Cost $4,473)                                                                                                         3,763
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,757  $            32,795  $             3,763
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,757  $            32,795  $             3,763
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                                                Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (cont'd) (Note 1):
    Technology Portfolio, 25 shares
      (Cost $348)                                                   $               248  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 966 shares
      (Cost $27,333)                                                                                  11,503
    MFS Research Series, 1,015 shares
      (Cost $20,639)                                                                                                       10,946
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $               248               11,503  $            10,946
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               248  $            11,503  $            10,946
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MFS Variable Insurance Trust (cont'd) (Note 1):
    MFS Investors Trust  Series, 79 shares
      (Cost $1,325)                                                 $             1,071  $                    $

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund, 1,042 shares
      (Cost $29,784)                                                                                  16,890
    AIM V.I. Capital Appreciation Fund, 409 shares
      (Cost $12,543)                                                                                                        6,716
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             1,071  $            16,890  $             6,716
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,071  $            16,890  $             6,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
    AIM V.I. International Growth Fund, 45 shares
      (Cost $651)                                                   $               560  $                    $

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 999 shares
      (Cost $9,548)                                                                                    8,199

  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 1,820 shares
      (Cost $18,319)                                                                                                       18,618
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $               560  $             8,199  $            18,618
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               560  $             8,199  $            18,618
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 224 shares
      (Cost $2,731)                                                 $             2,425  $                    $

  Investment in Delaware VIP Trust (Note 1):
    Delaware VIP Trend Series, 31 shares
      (Cost $695)                                                                                        631

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 26 shares
      (Cost $624)                                                                                                             480
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,425  $               631  $               480
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,425  $               631  $               480
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 667 shares
      (Cost $4,192)                                                 $             3,473  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 409 shares
      (Cost $3,738)                                                                                    3,483
    Roszel / Lord Abbett Bond Debenture Portfolio, 16 shares
      (Cost $167)                                                                                                             173
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             3,473  $             3,483  $               173
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,473  $             3,483  $               173
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 946 shares
      (Cost $8,514)                                                 $             8,547  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 659 shares
      (Cost $6,072)                                                                                    6,153
    Roszel / Seligman Mid Cap Growth Portfolio, 87 shares
      (Cost $840)                                                                                                             797
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             8,547  $             6,153  $               797
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             8,547  $             6,153  $               797
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               732  $             2,476  $             2,231
 Asset-Based Insurance Charges (Note 3)                                            (701)                (706)                (291)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       31                1,770                1,940
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (64)              (4,478)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                2,399                1,637
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                2,335               (2,841)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           31                4,105                 (901)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          42,656                  229                   50
 Contract Owner Withdrawals                                                     (22,836)              (4,786)              (2,054)
 Net Transfers In (Out) (Note 4)                                                (26,568)               1,998               (2,561)
 Contract Charges (Note 3)                                                           (7)                 (13)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,755)              (2,572)              (4,572)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,724)               1,533               (5,473)
Net Assets, Beginning of Period                                                  52,632               51,139               23,924
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            45,908  $            52,672  $            18,451
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               307  $                 0  $               247
 Asset-Based Insurance Charges (Note 3)                                            (543)                (570)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (236)                (570)                 117
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,090)              (1,770)                (724)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,621)             (11,907)                (921)
 Capital Gain Distributions (Note 2)                                                  0                2,157                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (7,711)             (11,520)              (1,645)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (7,947)             (12,090)              (1,528)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             221                  169                    0
 Contract Owner Withdrawals                                                      (3,581)              (2,844)                (743)
 Net Transfers In (Out) (Note 4)                                                  1,471               (4,273)                (945)
 Contract Charges (Note 3)                                                          (12)                 (11)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,901)              (6,959)              (1,692)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,848)             (19,049)              (3,220)
Net Assets, Beginning of Period                                                  43,836               49,565               11,286
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,988  $            30,516  $             8,066
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               929  $               130
 Asset-Based Insurance Charges (Note 3)                                              (3)                (377)                 (50)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 552                   80
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               140               (1,496)                (646)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (56)              (1,901)                (394)
 Capital Gain Distributions (Note 2)                                                  0                    0                   88
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84               (3,397)                (952)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           81               (2,845)                (872)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   49                    0
 Contract Owner Withdrawals                                                         (18)              (1,978)                (752)
 Net Transfers In (Out) (Note 4)                                                   (672)                 503                 (307)
 Contract Charges (Note 3)                                                            0                  (12)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (690)              (1,438)              (1,060)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (609)              (4,283)              (1,932)
Net Assets, Beginning of Period                                                     609               29,786                4,810
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            25,503  $             2,878
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                19  $               745  $             2,335
 Asset-Based Insurance Charges (Note 3)                                              (9)                (997)                (563)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                 (252)               1,772
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (439)              (2,446)                 185
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    422              (14,072)               1,144
 Capital Gain Distributions (Note 2)                                                  0                  767                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (17)             (15,751)               1,329
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (7)             (16,003)               3,101
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  446                  368
 Contract Owner Withdrawals                                                        (220)              (4,480)              (3,705)
 Net Transfers In (Out) (Note 4)                                                 (1,952)               6,387               12,443
 Contract Charges (Note 3)                                                            0                  (22)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,172)               2,331                9,099
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,179)             (13,672)              12,200
Net Assets, Beginning of Period                                                   2,179               78,710               35,481
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            65,038  $            47,681
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $               362  $                 6
 Asset-Based Insurance Charges (Note 3)                                             (28)                (407)                 (83)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (45)                 (77)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                 (944)              (2,063)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (207)              (7,083)                  29
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (201)              (8,027)              (2,034)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (221)              (8,072)              (2,111)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  315                    8
 Contract Owner Withdrawals                                                         (99)              (1,822)                (479)
 Net Transfers In (Out) (Note 4)                                                   (217)              (1,871)                (763)
 Contract Charges (Note 3)                                                           (1)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (317)              (3,389)              (1,237)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (538)             (11,461)              (3,348)
Net Assets, Beginning of Period                                                   2,231               36,127                8,188
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,693  $            24,666  $             4,840
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                13
 Asset-Based Insurance Charges (Note 3)                                              (7)                 (32)                (175)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (10)                (162)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,128)                (108)                (541)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    838                 (383)              (3,233)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (290)                (491)              (3,774)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (297)                (501)              (3,936)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   38                  334
 Contract Owner Withdrawals                                                         (38)                 (93)                (591)
 Net Transfers In (Out) (Note 4)                                                   (344)               3,915                9,272
 Contract Charges (Note 3)                                                            0                   (1)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (382)               3,859                9,014
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (679)               3,358                5,078
Net Assets, Beginning of Period                                                   1,016                  816               12,715
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               337  $             4,174  $            17,793
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                             Merrill Lynch
                                                                           Mercury             Large Cap
                                                                        International            Growth
                                                                          Value V.I.              V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               862  $                 0  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (322)                 (34)                 (73)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      540                  (34)                 (73)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,235)                (289)              (2,149)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,417)                (381)                (162)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,652)                (670)              (2,311)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,112)                (704)              (2,384)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              99                    4                   12
 Contract Owner Withdrawals                                                      (1,429)                (158)                (260)
 Net Transfers In (Out) (Note 4)                                                 (3,892)                 384               (2,483)
 Contract Charges (Note 3)                                                           (7)                  (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,229)                 229               (2,733)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (8,341)                (475)              (5,117)
Net Assets, Beginning of Period                                                  25,254                2,737                7,874
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,913  $             2,262  $             2,757
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Premier             Growth and
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                23  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (591)                 (68)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (591)                 (45)                 (18)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,562)                (175)                (644)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (14,120)                (762)                (161)
 Capital Gain Distributions (Note 2)                                                  0                  118                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (16,682)                (819)                (805)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (17,273)                (864)                (823)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             234                  149                    3
 Contract Owner Withdrawals                                                      (3,678)                (240)                 (60)
 Net Transfers In (Out) (Note 4)                                                 (5,975)                (351)              (1,209)
 Contract Charges (Note 3)                                                          (20)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,439)                (442)              (1,266)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (26,712)              (1,306)              (2,089)
Net Assets, Beginning of Period                                                  59,507                5,069                2,337
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,795  $             3,763  $               248
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                42  $                 6
 Asset-Based Insurance Charges (Note 3)                                            (238)                (200)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (238)                (158)                 (12)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,618)              (2,036)                 (70)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,442)              (2,371)                (215)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (8,060)              (4,407)                (285)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (8,298)              (4,565)                (297)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             130                   44                    1
 Contract Owner Withdrawals                                                      (1,344)              (1,146)                (153)
 Net Transfers In (Out) (Note 4)                                                 (2,022)              (2,476)                 451
 Contract Charges (Note 3)                                                           (8)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,244)              (3,584)                 299
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,542)              (8,149)                   2
Net Assets, Beginning of Period                                                  23,045               19,095                1,069
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,503  $            10,946  $             1,071
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)


                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                69  $                 0  $                 3
 Asset-Based Insurance Charges (Note 3)                                            (326)                (117)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (257)                (117)                 (13)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,210)                (573)                 302
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (7,037)              (1,929)                (167)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (9,247)              (2,502)                 135
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (9,504)              (2,619)                 122
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             275                   94                    5
 Contract Owner Withdrawals                                                      (1,705)                (700)                 (88)
 Net Transfers In (Out) (Note 4)                                                 (6,067)              (1,043)              (3,140)
 Contract Charges (Note 3)                                                          (11)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (7,508)              (1,653)              (3,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,012)              (4,272)              (3,101)
Net Assets, Beginning of Period                                                  33,902               10,988                3,661
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,890  $             6,716  $               560
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                63  $               616  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (118)                (233)                 (92)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (55)                 383                  (92)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (204)                 120                 (629)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,352)                 431               (1,068)
 Capital Gain Distributions (Note 2)                                                  0                  205                   28
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,556)                 756               (1,669)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,611)               1,139               (1,761)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                  422                  157
 Contract Owner Withdrawals                                                        (292)              (1,236)                (361)
 Net Transfers In (Out) (Note 4)                                                  1,560                7,499               (1,326)
 Contract Charges (Note 3)                                                           (2)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,443                6,685               (1,530)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (168)               7,824               (3,291)
Net Assets, Beginning of Period                                                   8,367               10,794                5,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,199  $            18,618  $             2,425
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                25
 Asset-Based Insurance Charges (Note 3)                                             (14)                 (13)                 (47)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (14)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (227)                (167)                 (50)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (98)                (184)                (777)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (325)                (351)                (827)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (339)                (362)                (849)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                   12                  117
 Contract Owner Withdrawals                                                        (109)                 (96)                (128)
 Net Transfers In (Out) (Note 4)                                                    629                  260                1,001
 Contract Charges (Note 3)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             541                  176                  989
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             202                 (186)                 140
Net Assets, Beginning of Period                                                     429                  666                3,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               631  $               480  $             3,473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                 0
 Asset-Based Insurance Charges (Note 3)                                             (20)                   0                  (40)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                   2                  (40)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                    0                   44
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (254)                   5                   33
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (248)                   5                   77
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (268)                   7                   37
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                    0                   28
 Contract Owner Withdrawals                                                         (62)                   0                 (126)
 Net Transfers In (Out) (Note 4)                                                  3,803                  166                8,608
 Contract Charges (Note 3)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,751                  166                8,510
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,483                  173                8,547
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,483  $               173  $             8,547
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                35  $                 0
 Asset-Based Insurance Charges (Note 3)                                             (22)                  (5)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       13                   (5)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     81                  (42)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (34)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           95                  (39)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                    6
 Contract Owner Withdrawals                                                         (73)                 (14)
 Net Transfers In (Out) (Note 4)                                                  6,125                  844
 Contract Charges (Note 3)                                                            0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,058                  836
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           6,153                  797
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             6,153  $               797
                                                                    ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,586  $             2,378  $             2,908
 Asset-Based Insurance Charges (Note 3)                                            (607)                (581)                (368)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      979                1,797                2,540
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (54)              (2,293)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  426                  479
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  372               (1,814)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          979                2,169                  726
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         105,886                  156                  165
 Contract Owner Withdrawals                                                      (8,692)              (3,796)              (2,396)
 Net Transfers In (Out) (Note 4)                                                (78,620)              11,624               (1,352)
 Contract Charges (Note 3)                                                           (6)                  (9)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          18,568                7,975               (3,590)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          19,547               10,144               (2,864)
Net Assets, Beginning of Period                                                  33,085               40,995               26,788
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            52,632  $            51,139  $            23,924
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               329  $             2,145  $               291
 Asset-Based Insurance Charges (Note 3)                                            (634)                (621)                (154)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (305)               1,524                  137
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,594)                (317)                (364)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,725)               8,879                 (824)
 Capital Gain Distributions (Note 2)                                                 39                1,234                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,280)               9,796               (1,188)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (4,585)              11,320               (1,051)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             145                  230                    0
 Contract Owner Withdrawals                                                      (3,498)              (3,538)              (1,068)
 Net Transfers In (Out) (Note 4)                                                   (934)               1,800                1,976
 Contract Charges (Note 3)                                                          (12)                 (10)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,299)              (1,518)                 904
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (8,884)               9,802                 (147)
Net Assets, Beginning of Period                                                  52,720               39,763               11,433
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,836  $            49,565  $            11,286
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $               448  $               255
 Asset-Based Insurance Charges (Note 3)                                             (10)                (435)                 (75)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (9)                  13                  180
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (2)              (1,176)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (83)              (2,570)              (1,206)
 Capital Gain Distributions (Note 2)                                                  0                    0                  119
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (85)              (3,746)              (1,087)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (94)              (3,733)                (907)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  132                    0
 Contract Owner Withdrawals                                                         (69)              (3,331)                (526)
 Net Transfers In (Out) (Note 4)                                                    (77)              (1,155)                (293)
 Contract Charges (Note 3)                                                            0                  (12)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (146)              (4,366)                (821)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (240)              (8,099)              (1,728)
Net Assets, Beginning of Period                                                     849               37,885                6,538
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               609  $            29,786  $             4,810
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               112  $                82  $             3,084
 Asset-Based Insurance Charges (Note 3)                                             (36)                 (32)              (1,018)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       76                   50                2,066
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (748)                 (96)                 (79)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (141)                 (66)              (1,173)
 Capital Gain Distributions (Note 2)                                                 12                    0                1,497
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (877)                (162)                 245
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (801)                (112)               2,311
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                  444
 Contract Owner Withdrawals                                                        (358)                (305)              (5,016)
 Net Transfers In (Out) (Note 4)                                                 (7,777)                 (94)              11,112
 Contract Charges (Note 3)                                                           (1)                  (1)                 (19)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (8,136)                (400)               6,521
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (8,937)                (512)               8,832
Net Assets, Beginning of Period                                                   8,937                2,691               69,878
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $             2,179  $            78,710
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,532  $                21  $               346
 Asset-Based Insurance Charges (Note 3)                                            (380)                 (32)                (485)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,152                  (11)                (139)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                43                   54                  839
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    238                  (65)              (6,054)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    281                  (11)              (5,215)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,433                  (22)              (5,354)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             150                    4                  198
 Contract Owner Withdrawals                                                      (1,534)                (107)              (2,031)
 Net Transfers In (Out) (Note 4)                                                 12,041                 (149)               3,969
 Contract Charges (Note 3)                                                           (5)                  (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,652                 (253)               2,126
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          12,085                 (275)              (3,228)
Net Assets, Beginning of Period                                                  23,396                2,506               39,355
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            35,481  $             2,231  $            36,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                             V.I.                Focus                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                87  $                20  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (198)                 (10)                 (42)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (111)                  10                  (42)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,502)                  18               (4,093)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,788)                (114)                (184)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,290)                 (96)              (4,277)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (4,401)                 (86)              (4,319)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              47                   15                   34
 Contract Owner Withdrawals                                                        (602)                 (18)                (195)
 Net Transfers In (Out) (Note 4)                                                 (4,381)              (1,965)                  43
 Contract Charges (Note 3)                                                           (4)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,940)              (1,968)                (119)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,341)              (2,054)              (4,438)
Net Assets, Beginning of Period                                                  17,529                2,054                5,454
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,188  $                 0  $             1,016
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental            Mercury
                                                                            Value                Growth           International
                                                                             V.I.                 V.I.              Value V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 3  $                30  $             1,380
 Asset-Based Insurance Charges (Note 3)                                              (2)                 (31)                (392)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        1                   (1)                 988
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (32)                 668
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     11                   84               (5,873)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     11                   52               (5,205)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                   51               (4,217)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                  182                   53
 Contract Owner Withdrawals                                                         (11)                 (28)              (1,317)
 Net Transfers In (Out) (Note 4)                                                    784               12,510                6,092
 Contract Charges (Note 3)                                                            0                    0                   (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             804               12,664                4,822
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             816               12,715                  605
Net Assets, Beginning of Period                                                       0                    0               24,649
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               816  $            12,715  $            25,254
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        Merrill Lynch
                                                                          Large Cap
                                                                            Growth              2000 ML
                                                                             V.I.              Select Ten             Quasar
                                                                             Fund              V.I. Trust           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                21  $               313
 Asset-Based Insurance Charges (Note 3)                                             (37)                 (12)                (122)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (36)                   9                  191
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (55)                 454                 (371)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (228)                (390)              (1,329)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (283)                  64               (1,700)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (319)                  73               (1,509)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              38                    1                   29
 Contract Owner Withdrawals                                                        (121)                 (11)                (388)
 Net Transfers In (Out) (Note 4)                                                    317               (3,152)                (446)
 Contract Charges (Note 3)                                                           (1)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             233               (3,162)                (807)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             (86)              (3,089)              (2,316)
Net Assets, Beginning of Period                                                   2,823                3,089               10,190
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,737  $                 0  $             7,874
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Premier             Growth and
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,602  $                29  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (901)                 (31)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    2,701                   (2)                  (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,845                 (490)                  (6)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (19,039)                  53                   61
 Capital Gain Distributions (Note 2)                                                  0                   81                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (17,194)                (356)                  55
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (14,493)                (358)                  53
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             484                  245                    3
 Contract Owner Withdrawals                                                      (4,220)                 (26)                   0
 Net Transfers In (Out) (Note 4)                                                   (960)               5,208                2,281
 Contract Charges (Note 3)                                                          (21)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,717)               5,427                2,284
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (19,210)               5,069                2,337
Net Assets, Beginning of Period                                                  78,717                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            59,507  $             5,069  $             2,337
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               286  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (377)                (321)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (377)                 (35)                  (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,186                 (151)                  (5)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (16,195)              (8,912)                 (39)
 Capital Gain Distributions (Note 2)                                              1,866                2,835                    3
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (13,143)              (6,228)                 (41)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (13,520)              (6,263)                 (48)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             191                   83                   10
 Contract Owner Withdrawals                                                      (1,793)              (1,240)                 (13)
 Net Transfers In (Out) (Note 4)                                                 (2,017)              (1,356)               1,120
 Contract Charges (Note 3)                                                           (9)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,628)              (2,519)               1,117
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,148)              (8,782)               1,069
Net Assets, Beginning of Period                                                  40,193               27,877                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,045  $            19,095  $             1,069
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                44  $                 0  $               126
 Asset-Based Insurance Charges (Note 3)                                            (494)                (173)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (450)                (173)                 108
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               707                  333                   81
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (6,445)              (5,036)                  76
 Capital Gain Distributions (Note 2)                                                659                  905                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (5,079)              (3,798)                 157
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (5,529)              (3,971)                 265
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             251                  100                   13
 Contract Owner Withdrawals                                                      (1,991)                (997)                  (6)
 Net Transfers In (Out) (Note 4)                                                    (76)              (1,010)               3,389
 Contract Charges (Note 3)                                                          (12)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,828)              (1,911)               3,396
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (7,357)              (5,882)               3,661
Net Assets, Beginning of Period                                                  41,259               16,870                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,902  $            10,988  $             3,661
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                33  $               494  $                13
 Asset-Based Insurance Charges (Note 3)                                             (27)                 (90)                 (32)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        6                  404                  (19)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (15)                  36                  146
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                 (137)                 762
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (11)                (101)                 908
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (5)                 303                  889
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              99                  543                   90
 Contract Owner Withdrawals                                                         (16)                (183)                 (36)
 Net Transfers In (Out) (Note 4)                                                  8,289               10,131                4,773
 Contract Charges (Note 3)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,372               10,491                4,827
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           8,367               10,794                5,716
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,367  $            10,794  $             5,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 3)                                              (2)                 (24)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                 (24)                  (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                 (915)                  (1)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     33                   39                   59
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     33                 (876)                  58
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           31                 (900)                  56
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                   70                   62
 Contract Owner Withdrawals                                                          (7)                 (23)                  (5)
 Net Transfers In (Out) (Note 4)                                                    399                1,519                3,220
 Contract Charges (Note 3)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             398                1,566                3,277
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             429                  666                3,333
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               429  $               666  $             3,333
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-nine investment divisions (forty-one during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ( "Merrill Variable Funds" ) . The investment advisor to Merrill Variable Funds is Merrill Lynch Investment Managers , L.P. ( "MLIM" ) , an indirect subsidiary of Merrill Lynch & Co . The investment divisions are as follows:

             Fund            Retirement   Retirement   Retirement
                                Plus        Power      Optimizer
   Domestic Money Market     Available    Available    Available
   V.I. Fund (1)
   Core Bond V.I. Fund (1),  Available    Available    Available
   (4)
   High Current Income V.I.  Available       Not          Not
   Fund (1)                               Available    Available
   Large Cap Core V.I. Fund  Available       Not          Not
   (1),(3)                                Available    Available
   Small Cap Value V.I.      Available    Available    Available
   Fund (1)
   American Balanced V.I.    Available       Not          Not
   Fund (1),(2)                           Available    Available
   Global Allocation V.I.    Available       Not          Not
   Fund (1)                               Available    Available
   Utilities and Telecom     Available       Not          Not
   V.I. Fund (1),(2)                      Available    Available
   Basic Value V.I. Fund     Available    Available    Available
   (1)
   Government Bond V.I.      Available    Available    Available
   Fund (1)
   Developing Cap Markets    Available       Not          Not
   V.I. Fund (1),(2)                      Available    Available
   Index 500 V.I. Fund (1)   Available    Available    Available
   Global Growth V.I. Fund   Available       Not          Not
   (1)                                    Available    Available
   Focus Twenty Select V.I.  Available       Not          Not
   Fund  (1)                              Available    Available
   Large Cap Value V.I.      Available       Not          Not
   Fund (1)                               Available    Available
   Fundamental Growth V.I.   Available    Available    Available
   Fund (1)

   (1) Effective May 1, 2002, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
     -  The   Domestic   Money Market  Fund  was renamed the
        Domestic Money Market V.I. Fund.
     -  The Core Bond Focus  Fund  was renamed the Core Bond
        V.I. Fund.
     -  The High Current  Income  Fund was  renamed the High
        Current Income V.I. Fund.
     -  The Large  Cap Core Focus Fund was renamed the Large
        Cap Core V.I. Fund.
     -  The Small Cap Value Focus Fund was renamed the Small
        Cap Value V.I. Fund.
     -  The American Balanced Fund was renamed the  American
        Balanced V.I. Fund.
     - The Global Allocation Focus Fund was renamed the Global Allocation V.I. Fund.
     - The Utilities and Telecommunications Focus Fund was renamed the Utilities and Telecommunications V.I. Fund.
     -  The  Basic Value Focus  Fund  was renamed  the Basic
        Value V.I. Fund.
     -  The Government Bond Fund was renamed the  Government
        Bond V.I. Fund.
     -  The  Developing  Capital  Markets   Focus  Fund  was
        renamed the Developing Capital Markets V.I. Fund.
     -  The Index 500  Fund was   renamed the Index 500 V.I.
        Fund.
     -  The Global Growth Focus Fund was renamed the  Global
        Growth V.I. Fund.
     -  The Focus Twenty Select  Fund was  renamed the Focus
        Twenty V.I. Fund.
     -  The Large Cap Value Focus Fund was renamed the Large
        Cap Value V.I. Fund.
     - The Fundamental Growth Focus Fund was renamed the Fundamental Growth V.I. Fund.
   (2) Prior to the periods included in these financial statements, the Developing Capital Markets V.I. Fund
        , American  Balanced  V.I. Fund and  Utilities   and
        Telecommunications   V.I.   Fund   were  closed   to
        allocations of premiums  and contract value.
   (3) Following the close of business on April 30, 2002, Natural Resources Focus Fund was liquidated and substituted into Large Cap Core V.I. Fund.
   (4)  Following  the  close of business on April  30, 2002,
        Global   Bond   Focus   Fund  was    liquidated  and
        substituted into Core Bond V.I. Fund.

   - Mercury Variable Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury Variable Trust ("Mercury Trust"). The investment advisor to Mercury Trust is Mercury Advisors, a division of MLIM. Effective May 1, 2002, the Mercury HW International Value VIP Portfolio was renamed the Mercury International Value V.I. Fund.

              Fund          Retirement    Retirement   Retirement
                               Plus          Power     Optimizer
       Mercury HW            Available     Available   Available
       International Value
       V.I. Fund

   - Mercury V.I. Funds , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds , Inc. ( "Mercury V.I." ). The investment advisor to Mercury V.I. is Fund Asset Management , L.P., an indirect subsidiary of Merrill Lynch & Co. Effective May 1, 2002, the Large Cap Growth Focus Fund was renamed the Merrill Lynch Large Cap Growth V.I. Fund.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       Merrill Lynch Large   Available       Not          Not
       Cap Growth V.I.                    Available    Available
       Fund

   - Alliance Variable Products Series Fund, Inc. - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of the Alliance Variable Product Series Funds, Inc. ("Alliance"). The Investment advisor to Alliance is Alliance Capital Management, L.P.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       Quasar Portfolio      Available       Not          Not
                                          Available    Available
       Premier Growth        Available    Available    Available
       Portfolio
       Growth and Income        Not       Available    Available
       Portfolio             Available
       Technology            Available       Not          Not
       Portfolio                          Available    Available

   - MFS Variable Insurance Trust - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ( "MFS" ) . The investment advisor to MFS is Massachusetts Financial Services Company.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series
       MFS Research Series   Available       Not          Not
                                          Available    Available
       MFS Investors Trust      Not       Available    Available
       Series                Available

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM"). The investment advisor to AIM is AIM Advisors , Inc. Effective May 1, 2002, (i) the AIM V.I. Value Fund was renamed the AIM V.I. Premier Equity Fund and
      (ii) the AIM V.I. International Equity Fund was renamed the AIM V.I. International Growth Fund.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc. ("Davis"). The investment advisor to Davis is Davis Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company. Effective May 1, 2002, the Total Return Bond Portfolio was renamed the Total Return Portfolio.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios , Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available

   - Delaware VIP Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware VIP Trust ("Delaware"). The investment advisor to Delaware is Delaware Management Company. Effective May 1, 2002, the Trend Series was renamed the VIP Trend Series.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Delaware VIP Trend       Not       Available    Available
       Series                Available

   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ( "Van Kampen" ) . The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios , Inc. ("American Century"). The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ( "MLIG Variable Trust" ). The investment advisor to MLIG Variable Trust is Roszel Advisers , LLC , an indirect subsidiary of Merrill Lynch & Co. The JP Morgan Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio , Lord Abbett Mid Cap Value Portfolio , PIMCO Small Cap Value Portfolio , and Seligman Mid Cap Growth Portfolio commenced operations on July 1, 2002.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Roszel / J P Morgan   Available    Available    Available
       Small Cap Growth
       Porfolio
       Roszel / Lord            Not       Available    Available
       Abbett Bond           Available
       Debenture Portfolio
       Roszel / Lord         Available    Available    Available
       Abbett Mid Cap
       Value Portfolio
       Roszel / PIMCO        Available    Available    Available
       Small Cap Value
       Portfolio
       Roszel / Seligman     Available    Available    Available
       Mid Cap Growth
       Portfolio

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges to cover these risks. Additionally, ML of New York deducts daily charges to reimburse ML of New York for costs associated with the establishment and administration of Contracts investing in Separate Account A. Daily charges deducted at annual rates to cover these risks and charges are as follows:

                                                   Annual
                                                   Rates
   Retirement Plus Contracts - mortality and       1.25%
   expense risks
   Retirement Plus Contracts - administrative      0.10%
   charge
   Retirement Power Contracts - mortality and
   expense risks and administrative charge         1.59%
   Retirement Optimizer Contracts - mortality and  1.55%
   expense risks and administrative charge

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. ML of New York will waive the contract maintenance charge if the following conditions are met:

   - Retirement Plus Contracts - The Contract value is equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   - Retirement Power and Retirement Optimizer Contracts - The greater of (i) the Contract value or (ii) premiums less withdrawals is equal to or greater than $25,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Charges for transfers among the Separate Account A investment divisions vary by contract type as follows:

   - Retirement Plus Contracts - Contract owners may make up to six transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

   - Retirement Power and Retirement Optimizer Contracts - Contract owners may make up to twelve transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Reserve Assets Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate
   Account A investment divisions.


5.  PURCHASES AND SALES OF INVESTMENTS

The  cost  of  purchases  and  proceeds  from sales of  investments  for  the year  ended  December  31, 2002
(or lesser time period, if applicable) were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $           104,990  $           111,714
Core Bond V.I. Fund                                                               9,275               10,078
High Current Income V.I. Fund                                                     3,522                6,154
Large Cap Core V.I. Fund                                                          3,311                5,448
Small Cap Value V.I. Fund                                                         9,586               14,957
American Balanced V.I. Fund                                                         247                1,822
Natural Resources Focus Fund                                                          1                1,386
Global Allocation V.I. Fund                                                       2,918                3,804
Utilities and Telecommunications V.I. Fund                                          260                1,152
Global Bond Focus Fund                                                               39                4,364
Basic Value V.I. Fund                                                            11,649                8,801
Government Bond V.I. Fund                                                        22,524               11,651
Developing Capital Markets V.I. Fund                                                  8                  344
Index 500 V.I. Fund                                                               4,537                7,969
Global Growth V.I. Fund                                                             684                1,996
Focus Twenty V.I. Fund                                                                5                  394
Large Cap Value V.I. Fund                                                         4,864                1,015
Fundamental Growth V.I. Fund                                                     33,699               24,844
Mercury International Value V.I. Fund                                             3,934                8,620
Merrill Lynch Large Cap Growth V.I. Fund                                            836                  640
Quasar Portfolio                                                                    324                3,130
Premier Growth Portfolio                                                          1,381               11,412
Growth and Income Portfolio                                                       3,038                3,406
Technology Portfolio                                                                245                1,529
MFS Emerging Growth Series                                                        3,821                7,318
MFS Research Series                                                                 541                4,283
MFS Investors Trust Series                                                          519                  215
AIM V.I. Premier Equity Fund                                                        574                8,337
AIM V.I. Capital Appreciation Fund                                                  458                2,227
AIM V.I. International Growth Fund                                               34,123               37,360
Davis Value Portfolio                                                             2,562                1,173
Total Return Portfolio                                                           17,022                9,750
Seligman Small-Cap Value Portfolio                                                4,157                5,751
Delaware VIP Trend Series                                                         3,232                3,141
Emerging Growth Portfolio                                                           784                  620
VP International Fund                                                             1,306                  338
Roszel / JP Morgan Small Cap Growth Portfolio                                     4,396                  664
Roszel / Lord Abbett Bond Debenture Portfolio                                       219                   52
Roszel / Lord Abbett Mid Cap Value Portfolio                                      9,526                1,055
Roszel / PIMCO Small Cap Value Portfolio                                          6,299                  228
Roszel / Seligman Mid Cap Growth Portfolio                                          996                  164
                                                                    -------------------- --------------------
                                                                    $           312,412  $           329,306
                                                                    ==================== ====================


6. UNIT VALUES

The following is a summary of  unit values and  units outstanding for the variable  annuity contract. Information shown  includes investment  income ( excluding distributions of capital gains) and  the  annualized contract expenses of the separate account, as a  percentage of average  net assets, excluding expenses of the underlying funds  and charges  made  directly  to  contract owner accounts through  the redemption  of units  for the  period  ended  December  31, or a  lesser time  period, if  applicable.  The recognition  of investment income by the sub-account is affected by the timing of the  declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated  on a prospective basis and is presented for the years  2002 and 2001. For  all funds  excluding Domestic Money Market V.I. Fund, total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect contingent deferred sales charges. Total return  calculations for  the Domestic Money  Market V.I. Fund  represent the  yield  for the seven day period ended December 31.


(In thousands, except unit values)

Domestic Money Market V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            3,570 $    10.01 $    13.77 $     45,908      1.43 %     1.48 %      1.35 %    1.59 %     -0.64 %    -0.50 %
    2001            4,171      10.01      13.75       52,632      1.55       3.76        1.35      1.59        0.24       0.38
    2000            2,467      13.41      13.41       33,085                             1.35      1.35        4.60       4.60
    1999            2,623      12.82      12.82       33,625                             1.35      1.35        4.02       4.02
    1998            2,715      12.39      12.39       33,635                             1.35      1.35        3.41       3.41

Core Bond V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            2,910 $    10.50 $    18.18 $     52,672      3.10 %     4.75 %      1.35 %    1.59 %      7.84 %     8.05 %
    2001            3,040      16.82      16.82       51,139      5.53       5.53        1.35      1.35        5.14       5.14
    2000            2,565      15.98      15.98       40,995                             1.35      1.35        8.43       8.43
    1999            2,879      14.72      14.72       42,373                             1.35      1.35       -3.76      -3.76
    1998            2,943      15.28      15.28       44,975                             1.35      1.35        6.30       6.30


High Current Income V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,193 $    15.47 $    15.47 $     18,451     10.35 %    10.35 %      1.35 %    1.35 %     -2.83 %    -2.83 %
    2001            1,503      15.91      15.91       23,924     10.67      10.67        1.35      1.35        2.51       2.51
    2000            1,727      15.51      15.51       26,788                             1.35      1.35       -8.42      -8.42
    1999            1,879      16.92      16.92       31,785                             1.35      1.35        4.43       4.43
    1998            1,935      16.18      16.18       31,310                             1.35      1.35       -4.48      -4.48



6. UNIT VALUES (continued)

Large Cap Core V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,768 $    19.23 $    19.23 $     33,988      0.76 %     0.76 %      1.35 %    1.35 %    -18.14 %   -18.14 %
    2001            1,867      23.47      23.47       43,836      0.70       0.70        1.35      1.35       -8.73      -8.73
    2000            2,051      25.70      25.70       52,720                             1.35      1.35      -11.15     -11.15
    1999            2,191      28.89      28.89       63,309                             1.35      1.35       29.54      29.54
    1998            2,374      22.28      22.28       52,899                             1.35      1.35       13.92      13.92

Small Cap Value V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,385 $     8.57 $    22.31 $     30,516      0.00 %     0.00 %      1.35 %    1.59 %    -24.96 %   -24.82 %
    2001            1,671      29.66      29.66       49,565      4.67       4.67        1.35      1.35       28.00      28.00
    2000            1,718      23.15      23.15       39,763                             1.35      1.35       13.10      13.10
    1999            1,677      20.45      20.45       34,303                             1.35      1.35       32.22      32.22
    1998            1,912      15.45      15.45       29,536                             1.35      1.35       -7.85      -7.85

American Balanced V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              532 $    15.16 $    15.16 $      8,066      2.57 %     2.57 %      1.35 %    1.35 %    -14.88 %   -14.88 %
    2001              634      17.81      17.81       11,286      2.55       2.55        1.35      1.35       -8.73      -8.73
    2000              587      19.49      19.49       11,433                             1.35      1.35       -3.09      -3.09
    1999              703      20.09      20.09       14,129                             1.35      1.35        7.16       7.16
    1998              805      18.73      18.73       15,083                             1.35      1.35       11.93      11.93

Natural Resources Focus Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002                0 $     0.00 $     0.00 $          0      0.00 %     0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001               40      15.29      15.29          609      0.14       0.14        1.35      1.35      -12.28     -12.28
    2000               49      17.42      17.42          849                             1.35      1.35       37.17      37.17
    1999               53      12.68      12.68          676                             1.35      1.35       24.94      24.94
    1998               71      10.14      10.14          718                             1.35      1.35      -16.52     -16.52



6. UNIT VALUES (continued)

Global Allocation V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,722 $    14.81 $    14.81 $     25,503      3.32 %     3.32 %      1.35 %    1.35 %     -9.42 %    -9.42 %
    2001            1,822      16.34      16.34       29,786      1.39       1.39        1.35      1.35      -10.18     -10.18
    2000            2,084      18.18      18.18       37,885                             1.35      1.35      -10.92     -10.92
    1999            2,343      20.38      20.38       47,752                             1.35      1.35       19.63      19.63
    1998            2,709      17.02      17.02       46,102                             1.35      1.35        7.31       7.31

Utilities and Telecommunications V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              199 $    14.44 $    14.44 $      2,878      3.41 %     3.41 %      1.35 %    1.35 %    -19.90 %   -19.90 %
    2001              267      18.01      18.01        4,810      4.59       4.59        1.35      1.35      -15.26     -15.26
    2000              308      21.24      21.24        6,538                             1.35      1.35       -4.11      -4.11
    1999              356      22.12      22.12        7,864                             1.35      1.35       11.01      11.01
    1998              409      19.91      19.91        8,137                             1.35      1.35       22.27      22.27

International Equity Focus Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %     0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              677      13.20      13.20        8,937                             1.35      1.35      -18.47     -18.47
    1999              765      16.18      16.18       12,374                             1.35      1.35       35.65      35.65
    1998              893      11.91      11.91       10,639                             1.35      1.35        6.25       6.25

Global Bond Focus Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002                0 $     0.00 $     0.00 $          0      0.00 %     0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001              186      11.68      11.68        2,179      3.46       3.46        1.35      1.35       -4.60      -4.60
    2000              220      12.23      12.23        2,691                             1.35      1.35       -1.07      -1.07
    1999              267      12.35      12.35        3,297                             1.35      1.35       -9.50      -9.50
    1998              325      13.63      13.63        4,427                             1.35      1.35       11.00      11.00



6. UNIT VALUES (continued)

Basic Value V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            3,157 $     9.08 $    23.06 $     65,038      0.98 %     1.74 %      1.35 %    1.59 %    -19.07 %   -18.91 %
    2001            2,969      11.21      28.42       78,710      3.99       8.45        1.35      1.59        2.60      14.13
    2000            2,529      27.63      27.63       69,878                             1.35      1.59        9.29      11.03
    1999            2,506      24.86      24.86       62,297                             1.35      1.35       19.37      19.37
    1998            2,134      20.81      20.81       44,415                             1.35      1.35        7.87       7.87

Government Bond V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            3,289 $    10.67 $    16.29 $     47,681      5.78 %     6.47 %      1.35 %    1.59 %      8.05 %     8.25 %
    2001            2,559       9.87      15.04       35,481      5.44       5.50        1.35      1.59       -1.26       5.48
    2000            1,643      14.24      14.24       23,396                             1.35      1.35        9.90       9.90
    1999            1,843      12.95      12.95       23,861                             1.35      1.35       -3.21      -3.21
    1998            1,670      13.36      13.36       22,316                             1.35      1.35        7.20       7.20

Developing Capital Markets V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              259 $     6.54 $     6.54 $      1,693      0.39 %     0.39 %      1.35 %    1.35 %    -11.49 %   -11.49 %
    2001              302       7.38       7.38        2,231      0.89       0.89        1.35      1.35        0.00       0.00
    2000              340       7.37       7.37        2,506                             1.35      1.35      -29.72     -29.72
    1999              556      10.48      10.48        5,827                             1.35      1.35       63.14      63.14
    1998              564       6.42       6.42        3,620                             1.35      1.35      -30.40     -30.40

Index 500 V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            2,261 $     5.75 $    11.82 $     24,666      1.15 %     1.94 %      1.35 %    1.59 %    -23.63 %   -23.48 %
    2001            2,574       7.53      15.44       36,127      0.92       2.92        1.35      1.59      -13.67       7.00
    2000            2,205      17.85      17.85       39,355                             1.35      1.35      -10.67     -10.67
    1999            2,180      19.96      19.96       43,515                             1.35      1.35       18.77      18.77
    1998            1,909      16.79      16.79       32,047                             1.35      1.35       26.43      26.43



6. UNIT VALUES (continued)

Global Growth V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              726 $     6.67 $     6.67 $      4,840      0.11 %     0.11 %      1.35 %    1.35 %    -28.74 %   -28.74 %
    2001              875       9.35       9.35        8,188      0.59       0.59        1.35      1.35      -24.15     -24.15
    2000            1,423      12.32      12.32       17,529                             1.35      1.35      -16.22     -16.22
    1999              796      14.69      14.69       11,698                             1.35      1.35       36.70      36.70
    1998              127      10.74      10.74        1,366                             1.35      1.35       13.02      13.02


Balanced Capital Focus Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %     0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              190      10.82      10.82        2,054                             1.35      1.35        4.90       4.90
    1999              165      10.30      10.30        1,704                             1.35      1.35        6.30       6.30
    1998              114       9.68       9.68        1,106                             1.35      1.35       -5.60      -5.60

Focus Twenty V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              246 $     1.37 $     1.37 $        337      0.00 %     0.00 %      1.35 %    1.35 %    -39.81 %   -39.81 %
    2001              448       2.27       2.27        1,016      0.00       0.00        1.35      1.35      -69.69     -69.69
    2000              730       7.47       7.47        5,454                             1.35      1.35      -25.35     -25.35

Large Cap Value V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              492 $     8.48 $     8.48 $      4,174      0.93 %     0.93 %      1.35 %    1.35 %    -13.83 %   -13.83 %
    2001               83       9.83       9.83          816      2.03       2.03        1.35      1.35       -1.78      -1.78



6. UNIT VALUES (continued)

Fundamental Growth V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            3,039 $     5.27 $     7.54 $     17,793      0.09 %     0.22 %      1.35 %    1.59 %    -28.66 %   -28.52 %
    2001            1,583       7.38      10.56       12,715      1.11       2.36        1.35      1.59      -19.42       5.60

Mercury International Value V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,962 $     7.78 $     9.10 $     16,913      3.10 %     3.71 %      1.35 %    1.59 %    -12.94 %   -12.77 %
    2001            2,563       8.94      10.45       25,254      4.71       7.00        1.35      1.59      -14.29       4.49
    2000            2,132      11.56      11.56       24,649                             1.35      1.35        1.39       1.39
    1999            1,805      11.39      11.39       20,558                             1.35      1.35       19.93      19.93
    1998            2,303       9.49       9.49       21,857                             1.35      1.35       -8.92      -8.92


Merrill Lynch Large Cap Growth V.I. Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              337 $     6.72 $     6.72 $      2,262      0.00 %     0.00 %      1.35 %    1.35 %    -24.46 %   -24.46 %
    2001              308       8.89       8.89        2,737      0.04       0.04        1.35      1.35      -10.64     -10.64
    2000              284       9.94       9.94        2,823                             1.35      1.35      -17.15     -17.15
    1999               76      11.98      11.98          906                             1.35      1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002                                                  Division was not available
    2001                                               Division matured during the year
    2000              290 $    10.67 $    10.67 $      3,089                             1.35 %    1.35 %     13.54 %    13.54 %



6. UNIT VALUES (continued)

1999 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002                                                  Division was not available
    2001                                                  Division was not available
    2000                                               Division matured during the year
    1999              574 $     9.39 $     9.39 $      5,386                             1.35 %    1.35 %     -7.34 %    -7.34 %

Quasar Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              519 $     5.31 $     5.31 $      2,757      0.00 %     0.00 %      1.35 %    1.35 %    -32.72 %   -32.72 %
    2001              998       7.89       7.89        7,874      3.46       3.46        1.35      1.35      -14.02     -14.02
    2000            1,111       9.17       9.17       10,190                             1.35      1.35       -7.44      -7.44
    1999              519       9.90       9.90        5,136                             1.35      1.35       15.39      15.39
    1998               94       8.57       8.57          807                             1.35      1.35      -23.80     -23.80

Premier Growth Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            3,016 $     4.29 $    11.58 $     32,795      0.00 %     0.00 %      1.35 %    1.59 %    -31.74 %   -31.61 %
    2001            3,674       6.29      16.92       59,507      3.02       5.43        1.35      1.59      -18.52       8.66
    2000            3,799      20.72      20.72       78,717                             1.35      1.35      -17.78     -17.78
    1999            3,581      25.17      25.17       90,143                             1.35      1.35       30.41      30.41
    1998            2,560      19.28      19.28       49,349                             1.35      1.35       45.84      45.84

Growth and Income Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              461 $     8.14 $     8.18 $      3,763      0.51 %     0.69 %      1.55 %    1.59 %    -23.28 %   -23.25 %
    2001              475      10.61      10.66        5,069      1.49       1.49        1.55      1.59       -1.24       6.09



6. UNIT VALUES (continued)

Technology Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002               53 $     4.65 $     4.65 $        248      0.00 %     0.00 %      1.35 %    1.35 %    -42.52 %   -42.52 %
    2001              289       8.09       8.09        2,337      0.00       0.00        1.35      1.35      -19.18     -19.18

MFS Emerging Growth Series
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,393 $     3.28 $     9.28 $     11,503      0.00 %     0.00 %      1.35 %    1.59 %    -34.81 %   -34.68 %
    2001            1,760       5.03      14.21       23,045      0.00       0.00        1.35      1.59      -34.54      14.69
    2000            1,856      21.65      21.65       40,193                             1.35      1.35      -20.76     -20.76
    1999            1,525      27.30      27.30       41,631                             1.35      1.35       74.17      74.17
    1998            1,327      15.66      15.66       20,783                             1.35      1.35       32.23      32.23

MFS Research Series
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,131 $     9.67 $     9.67 $     10,946      0.28 %     0.28 %      1.35 %    1.35 %    -25.59 %   -25.59 %
    2001            1,469      12.99      12.99       19,095      1.20       1.20        1.35      1.35      -22.39     -22.39
    2000            1,666      16.73      16.73       27,877                             1.35      1.35       -6.22      -6.22
    1999            1,278      17.82      17.82       22,776                             1.35      1.35       22.26      22.26
    1998            1,162      14.56      14.56       16,914                             1.35      1.35       21.61      21.61

MFS Investors Trust Series
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              164 $     6.20 $     8.14 $      1,071      0.60 %     0.60 %      1.55 %    1.59 %    -22.21 %   -22.18 %
    2001              134       7.98      10.46        1,069      0.00       0.00        1.55      1.59      -17.29       4.64



6. UNIT VALUES (continued)

AIM V.I. Premier Equity Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,665 $     4.59 $    10.48 $     16,890      0.29 %     0.40 %      1.35 %    1.59 %    -31.36 %   -31.23 %
    2001            2,276       6.69      15.22       33,902      0.12       0.32        1.35      1.59      -13.95       6.02
    2000            2,338      17.65      17.65       41,259                             1.35      1.35      -15.87     -15.87
    1999            2,198      20.96      20.96       46,076                             1.35      1.35       28.03      28.03
    1998            1,624      16.35      16.35       26,547                             1.35      1.35       30.50      30.50

AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              717 $     9.36 $     9.36 $      6,716      0.00 %     0.00 %      1.35 %    1.35 %    -25.41 %   -25.41 %
    2001              876      12.54      12.54       10,988      0.00       0.00        1.35      1.35      -24.39     -24.39
    2000            1,018      16.57      16.57       16,870                             1.35      1.35      -12.19     -12.19
    1999              742      18.86      18.86       13,990                             1.35      1.35       42.53      42.53
    1998              638      13.22      13.22        8,432                             1.35      1.35       17.59      17.59

AIM V.I. International Growth Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              113 $     4.74 $     8.47 $        560      0.30 %     0.30 %      1.55 %    1.59 %    -17.01 %   -16.97 %
    2001              641       5.71      10.20        3,661     11.13      11.13        1.55      1.59      -24.75       1.99

Davis Value Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,098 $     7.05 $     8.87 $      8,199      0.76 %     0.78 %      1.35 %    1.59 %    -17.58 %   -17.43 %
    2001              925       8.56      10.76        8,367      0.94       3.11        1.35      1.59      -11.82       7.56



6. UNIT VALUES (continued)

Total Return Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002            1,646 $    10.51 $    12.27 $     18,618      4.01 %     4.10 %      1.35 %    1.59 %      7.37 %     7.57 %
    2001              946       9.93      11.43       10,794      8.69       8.69        1.55      1.59       -0.71       6.67

Seligman Small-Cap Value Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              205 $     9.98 $    12.29 $      2,425      0.00 %     0.00 %      1.55 %    1.59 %    -16.71 %   -16.67 %
    2001              389      11.98      14.75        5,716      0.65       0.65        1.55      1.59       19.78      21.56

Delaware VIP Trend Series
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002               96 $     5.33 $     9.26 $        631      0.00 %     0.00 %      1.55 %    1.59 %    -21.20 %   -21.17 %
    2001               63       6.77      11.74          429      0.00       0.00        1.55      1.59      -16.68      17.41

Emerging Growth Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              137 $     3.47 $     7.09 $        480      0.27 %     0.27 %      1.55 %    1.59 %    -33.55 %   -33.53 %
    2001              125       5.22      10.66          666      0.00       0.00        1.55      1.59      -32.58       6.58

VP International Fund
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              546 $     6.37 $     6.37 $      3,473      0.72 %     0.72 %      1.35 %    1.35 %    -21.48 %   -21.48 %
    2001              411       8.10       8.10        3,333      0.00       0.00        1.35      1.35      -19.06     -19.06



6. UNIT VALUES (continued)

Roszel / JP Morgan Small Cap Growth Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              412 $     8.43 $     8.44 $      3,483      0.00 %     0.00 %      1.35 %    1.59 %    -15.68 %   -15.62 %

Roszel / Lord Abbett Bond Debenture Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002               16 $    10.49 $    10.49 $        173      0.00 %     0.00 %      1.55 %    1.59 %      4.90 %     4.92 %

Roszel / Lord Abbett Mid Cap Value Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              953 $     8.96 $     8.97 $      8,547      0.00 %     0.00 %      1.35 %    1.59 %    -10.42 %   -10.35 %

Roszel / PIMCO Small Cap Value Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002              661 $     9.32 $     9.33 $      6,153      2.03 %     2.65 %      1.35 %    1.59 %     -6.84 %    -6.78 %

Roszel / Seligman Mid Cap Growth Portfolio
--------------------------------------------------------------

                                                                   Investment             Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets      Income Ratio             Ratio                  Return
              -------------------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)     Lowest    Highest      Lowest    Highest     Lowest    Highest
              -------------------------------------------------------------------------------------------------------------------
    2002               88 $     9.11 $     9.12 $        797      0.00 %     0.00 %      1.35 %    1.59 %     -8.93 %    -8.87 %



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2002 and 2001 were as follows:



                                    Domestic         Core           High          Large        Small Cap       American
                                     Money           Bond         Current        Cap Core        Value         Balanced
                                     Market          V.I.          Income          V.I.           V.I.           V.I.
                                    V.I Fund         Fund         V.I Fund         Fund           Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001           2,467          2,565          1,727          2,051          1,718            587
Activity during 2001:
     Issued                             19,584            688             74             62            212            137
     Redeemed                          (17,880)          (213)          (298)          (246)          (259)           (90)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001         4,171          3,040          1,503          1,867          1,671            634
Activity during 2002:
     Issued                              9,531            469             88            137            650              0
     Redeemed                          (10,132)          (599)          (398)          (236)          (936)          (102)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002         3,570          2,910          1,193          1,768          1,385            532
                                 ============== ============== ============== ============== ============== ==============


7. UNITS ISSUED AND REDEEMED (continued)


                                    Natural        Global      Utilities and      Global         Basic        Government
                                   Resources      Allocation      Telecom          Bond          Value           Bond
                                     Focus           V.I.           V.I.          Focus           V.I.           V.I.
                                      Fund           Fund           Fund           Fund           Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001              49          2,084            308            220          2,529          1,643
Activity during 2001:
     Issued                                  0             27              0              0            949          1,192
     Redeemed                               (9)          (289)           (41)           (34)          (509)          (276)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001            40          1,822            267            186          2,969          2,559
Activity during 2002:
     Issued                                  0            132              2              0            654          1,575
     Redeemed                              (40)          (232)           (70)          (186)          (466)          (845)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002             0          1,722            199              0          3,157          3,289
                                 ============== ============== ============== ============== ============== ==============


7. UNITS ISSUED AND REDEEMED (continued)


                                   Developing       Index          Global         Focus        Large Cap     Fundamental
                                 Capital Markets     500           Growth         Twenty         Value          Growth
                                      V.I.           V.I.           V.I.           V.I.           V.I.           V.I.
                                      Fund           Fund           Fund           Fund           Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001             340          2,205          1,423            730              0              0
Activity during 2001:
     Issued                                 29            746            142            325             83          3,003
     Redeemed                              (67)          (377)          (690)          (607)             0         (1,420)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001           302          2,574            875            448             83          1,583
Activity during 2002:
     Issued                                  0            420             93              2            522          4,896
     Redeemed                              (43)          (733)          (242)          (204)          (113)        (3,440)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002           259          2,261            726            246            492          3,039
                                 ============== ============== ============== ============== ============== ==============


7. UNITS ISSUED AND REDEEMED (continued)

                                                Merrill Lynch
                                    Mercury       Large Cap         2000
                                 International      Growth       ML Select                      Premier       Growth and
                                   Value V.I.        V.I.         Ten V.I.        Quasar         Growth         Income
                                      Fund           Fund          Trust        Portfolio      Portfolio      Portfolio
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001           2,132            284            290          1,111          3,799              0
Activity during 2001:
     Issued                              6,790             62             11            141            417            805
     Redeemed                           (6,359)           (38)          (301)          (254)          (542)          (330)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001         2,563            308              0            998          3,674            475
Activity during 2002:
     Issued                                336            106              0             51            148            320
     Redeemed                             (937)           (77)             0           (530)          (806)          (334)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002         1,962            337              0            519          3,016            461
                                 ============== ============== ============== ============== ============== ==============


7. UNITS ISSUED AND REDEEMED (continued)


                                                     MFS                           MFS         AIM V.I.       AIM V.I.
                                                   Emerging         MFS         Investors       Premier        Capital
                                   Technology       Growth        Research        Trust          Equity      Appreciation
                                   Portfolio        Series         Series         Series          Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001               0          1,856          1,666              0          2,338          1,018
Activity during 2001:
     Issued                                294            356            100            141            571             76
     Redeemed                               (5)          (452)          (297)            (7)          (633)          (218)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001           289          1,760          1,469            134          2,276            876
Activity during 2002:
     Issued                                 40            751             47             60             60             43
     Redeemed                             (276)        (1,118)          (385)           (30)          (671)          (202)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002            53          1,393          1,131            164          1,665            717
                                 ============== ============== ============== ============== ============== ==============


7. UNITS ISSUED AND REDEEMED (continued)


                                   AIM V.I.                                      Seligman       Delaware
                                 International      Davis          Total        Small-Cap         VIP          Emerging
                                     Growth         Value          Return         Value          Trend          Growth
                                      Fund        Portfolio      Portfolio      Portfolio        Series       Portfolio
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001               0              0              0              0              0              0
Activity during 2001:
     Issued                             15,320            938          1,302            482             71            978
     Redeemed                          (14,679)           (13)          (356)           (93)            (8)          (853)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001           641            925            946            389             63            125
Activity during 2002:
     Issued                              6,178            309          1,520            313            188            161
     Redeemed                           (6,706)          (136)          (820)          (497)          (155)          (149)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002           113          1,098          1,646            205             96            137
                                 ============== ============== ============== ============== ============== ==============


7. UNITS ISSUED AND REDEEMED (continued)

                                                  Roszel /       Roszel /       Roszel /       Roszel /       Roszel /
                                                  JP Morgan     Lord Abbett    Lord Abbett       PIMCO         Seligman
                                       VP         Small Cap         Bond         Mid Cap       Small Cap       Mid Cap
                                 International      Growth       Debenture        Value          Value          Growth
                                      Fund        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001               0              0              0              0              0              0
Activity during 2001:
     Issued                                412              0              0              0              0              0
     Redeemed                               (1)             0              0              0              0              0
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001           411              0              0              0              0              0
Activity during 2002:
     Issued                                179            489             21          1,068            684            104
     Redeemed                              (44)           (77)            (5)          (115)           (23)           (16)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002           546            412             16            953            661             88
                                 ============== ============== ============== ============== ============== ==============

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2002 and 2001, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche, LLP
New York, New York


February 24, 2003

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2002 AND 2001
(Dollars in thousands, except common stock par value and shares)


ASSETS                                                                                    2002               2001
------                                                                              --------------     ---------------

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2002 - $161,708 ; 2001 - $142,945)                         $       165,467     $       143,731
    Equity securities, at estimated fair value
       (cost: 2002 - $5,896; 2001 - $11,871)                                                 5,625              11,650
    Policy loans on insurance contracts                                                     86,603              92,967
                                                                                    --------------     ---------------
       Total Investments                                                                   257,695             248,348

CASH AND CASH EQUIVALENTS                                                                   23,092              20,524
ACCRUED INVESTMENT INCOME                                                                    4,845               4,648
DEFERRED POLICY ACQUISITION COSTS                                                           27,522              30,915
FEDERAL INCOME TAXES - CURRENT                                                               1,504                  -
REINSURANCE RECEIVABLES                                                                        649                 305
OTHER ASSETS                                                                                 3,494               3,844
SEPARATE ACCOUNTS ASSETS                                                                   810,384             993,056
                                                                                    --------------     ---------------
TOTAL ASSETS                                                                       $     1,129,185     $     1,301,640
                                                                                   ===============     ===============





See accompanying notes to financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY                                                      2002                2001
------------------------------------                                               ---------------     ---------------

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $       232,908     $       231,016
       Claims and claims settlement expenses                                                 3,289               4,109
                                                                                   ---------------     ---------------
                  Total policyholder liabilities and accruals                              236,197             235,125

    OTHER POLICYHOLDER FUNDS                                                                   787               1,125
    FEDERAL INCOME TAXES - DEFERRED                                                          6,890               2,752
    FEDERAL INCOME TAXES - CURRENT                                                               -                 295
    AFFILIATED PAYABLES - NET                                                                2,103                 459
    OTHER LIABILITIES                                                                          498                 981
    SEPARATE ACCOUNTS LIABILITIES                                                          810,384             993,056
                                                                                   ---------------     ---------------
                  Total Liabilities                                                      1,056,859           1,233,793
                                                                                   ---------------     ---------------

STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000 shares
       authorized, issued and outstanding                                                    2,200               2,200
    Additional paid-in capital                                                              52,310              52,310
    Retained earnings                                                                       17,627              14,476
    Accumulated other comprehensive income (loss)                                              189              (1,139)
                                                                                   ---------------     ---------------
                  Total Stockholder's Equity                                                72,326              67,847
                                                                                   ---------------     ---------------


TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $     1,129,185     $     1,301,640
                                                                                   ===============     ===============


ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                             2002             2001           2000
                                                                       -------------   --------------   ------------
REVENUES:
   Policy charge revenue                                               $      17,963   $       18,723   $     20,216
   Net investment income                                                      14,583           15,870         18,687
   Net realized investment losses                                             (3,158)          (2,477)           (98)
                                                                        ------------   --------------   ------------
               Total Revenues                                                 29,388           32,116         38,805
                                                                        ------------   --------------   ------------

BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                       10,610           10,925         11,910
   Policy benefits (net of reinsurance recoveries: 2002 - $959;
      2001 - $648; 2000 - $2,419)                                              4,486            3,050          1,787
   Reinsurance premium ceded                                                   1,748            1,947          2,011
   Amortization of deferred policy acquisition costs                           5,467            3,500          3,969
   Insurance expenses and taxes                                                3,336            4,820          4,147
                                                                        ------------   --------------   ------------
               Total Benefits and Expenses                                    25,647           24,242         23,824
                                                                        ------------   --------------   ------------

               Earnings Before Federal Income Tax Provision                    3,741            7,874         14,981
                                                                        ------------   --------------   ------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                    (2,833)           1,243          2,855
   Deferred                                                                    3,423            2,302          1,979
                                                                        ------------   --------------   ------------
               Total Federal Income Tax Provision                                590            3,545          4,834
                                                                        ------------   --------------   ------------
NET EARNINGS                                                           $       3,151   $        4,329   $     10,147
                                                                       =============   ==============   ============




See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                  2002           2001          2000
                                                                            -------------  -------------  -------------
NET EARNINGS                                                                $       3,151  $       4,329  $     10,147
                                                                            -------------  -------------  -------------
OTHER COMPREHENSIVE INCOME:

   Net unrealized gains on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                (237)           936         5,667
      Reclassification adjustment for losses included in net earnings               3,160          2,238           110
                                                                            -------------  -------------  -------------

      Net unrealized gains on investment securities                                 2,923          3,174         5,777

      Adjustments for:
              Policyholder liabilities                                               (880)          (228)       (1,971)
              Deferred federal income taxes                                          (715)        (1,031)       (1,332)
                                                                            -------------  -------------  -------------

   Total other comprehensive income, net of tax                                     1,328          1,915         2,474
                                                                            -------------  -------------  -------------

COMPREHENSIVE INCOME                                                        $       4,479  $       6,244  $     12,621
                                                                            =============  =============  ============





See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                           Accumulated
                                                            Additional                        other             Total
                                                Common       paid-in       Retained       comprehensive     stockholder's
                                                stock        capital       earnings       income (loss)         equity
                                            -----------  -------------  ------------   ----------------   ---------------
BALANCE, JANUARY 1, 2000                    $     2,200  $      66,259  $     21,051   $         (5,528)  $        83,982
   Dividend to parent                                          (13,949)      (21,051)                             (35,000)
   Net earnings                                                               10,147                               10,147
   Other comprehensive income, net of tax                                                         2,474             2,474
                                            -----------  -------------  ------------   ----------------   ---------------

BALANCE, DECEMBER 31, 2000                        2,200         52,310        10,147             (3,054)           61,603

   Net earnings                                                                4,329                                4,329
   Other comprehensive income, net of tax                                                         1,915             1,915
                                            -----------  -------------  ------------   ----------------   ---------------

BALANCE, DECEMBER 31, 2001                        2,200         52,310        14,476             (1,139)           67,847

   Net earnings                                                                3,151                                3,151
   Other comprehensive income, net of tax                                                         1,328             1,328
                                            -----------  -------------  ------------   ----------------   ---------------
BALANCE, DECEMBER 31, 2002                  $     2,200  $      52,310  $     17,627   $            189   $        72,326
                                            ===========  =============  ============   ================   ===============



See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)

                                                                                    2002           2001           2000
                                                                              -------------   ------------   -------------
Cash Flows From Operating Activities:
   Net earnings                                                               $       3,151   $      4,329   $      10,147
   Noncash items included in earnings:
     Amortization of deferred policy acquisition costs                                5,467          3,500           3,969
     Capitalization of policy acquisition costs                                      (2,074)        (4,220)         (4,461)
     Amortization of investments                                                        837            307             343
     Interest credited to policyholders' account balances                            10,610         10,925          11,910
     Provision for deferred Federal income tax                                        3,423          2,302           1,979
   (Increase) decrease in operating assets:
     Accrued investment income                                                         (197)           (27)            369
     Federal income taxes - current                                                  (1,504)            62             (62)
     Reinsurance receivables                                                           (344)         1,673          (1,825)
     Other                                                                              350            255            (790)
   Increase (decrease) in operating liabilities:
     Claims and claims settlement expenses                                             (820)          (829)          1,176
     Other policyholder funds                                                          (338)           139            (209)
     Federal income taxes - current                                                    (295)           295          (1,420)
     Affiliated payables                                                              1,644           (467)           (104)
     Other                                                                             (483)        (1,198)           (238)
   Other operating activities:
     Net realized investment losses (excluding gains on cash and cash
       equivalents)                                                                   3,158          2,478              98
                                                                              -------------   ------------   -------------
       Net cash and cash equivalents provided by operating activities                22,585         19,524          20,882
                                                                              -------------   ------------   -------------
Cash Flow From Investing Activities:
   Proceeds from (payments for):
     Sales of available-for-sale securities                                          32,338         24,345           9,320
     Maturities of available-for-sale securities                                     24,996         31,446          27,935
     Purchases of available-for-sale securities                                     (74,117)       (52,428)        (12,859)
     Policy loans on insurance contracts                                              6,364         (2,600)         (2,202)
                                                                              -------------   ------------   -------------
       Net cash and cash equivalents provided (used) by investing activities        (10,419)           763          22,194
                                                                              -------------   ------------   -------------


See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000 (Continued)
(Dollars in thousands)

                                                                                    2002           2001            2000
                                                                              -------------   ------------   -------------
Cash Flows from Financing Activities:
   Proceeds from (payments for):
     Dividends paid to parent                                                 $           -   $          -   $     (35,000)
     Policyholder deposits                                                           62,927        107,009          77,338
     Policyholder withdrawals (including transfers to/from separate accounts)       (72,525)      (126,286)       (100,095)
                                                                              -------------   ------------   -------------

     Net cash and cash equivalents used by financing activities                      (9,598)       (19,277)        (57,757)
                                                                              -------------   ------------   -------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  2,568          1,010         (14,681)
CASH AND CASH EQUIVALENTS:
   Beginning of year                                                                 20,524         19,514          34,195
                                                                              -------------   ------------   -------------

   End of year                                                                $      23,092   $     20,524   $      19,514
                                                                              =============   ============   =============
Supplementary Disclosure of Cash Flow Information:
   Cash paid to (received from) affiliates for:
      Federal income taxes                                                    $      (1,034)  $        886   $       4,337
      Interest                                                                           11             64              91



See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

    The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income and ii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. The estimated fair value on these securities represents management's estimate of the security's ultimate recovery value, which is based on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                        2002                    2001                      2000
                                                  ---------------         ---------------          ---------------
    Beginning balance                             $        11,341         $        12,765          $        12,396
    Capitalized amounts                                         -                      17                    1,237
    Interest accrued                                          851                     957                      930
    Amortization                                           (2,489)                 (2,398)                  (1,798)
                                                  ---------------         ---------------          ---------------
    Ending balance                                $         9,703         $        11,341          $        12,765
                                                  ===============         ===============          ===============

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                          2003                    $617
                          2004                    $632
                          2005                    $658
                          2006                    $756
                          2007                    $753


    SEPARATE ACCOUNTS: Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

    Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's statements of earnings.

    Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00%
    Interest-sensitive deferred annuities                     3.00% - 7.40%
    Immediate annuities                                       3.00% - 8.80%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

    Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

    ACCOUNTING PRONOUNCEMENTS: On July 31, 2002, the American Institute of Certified Public Accountants ("AICPA") issued Proposed Statement of Position ("SOP") "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The proposed SOP would require Companies to establish a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology the Company employs. A final SOP would be effective for financial statements for the Company beginning in 2004. Depending on market conditions at the time of adoption the impact of implementing this reserve methodology may have a material effect on earnings in the year of adoption.

NOTE 2.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                       2002             2001
                                                                                ---------------   --------------
    Assets:
       Fixed maturity securities (1)                                            $       165,467   $      143,731
       Equity securities (1)                                                              5,625           11,650
       Policy loans on insurance contracts (2)                                           86,603           92,967
       Cash and cash equivalents (3)                                                     23,092           20,524
       Separate Accounts assets (4)                                                     810,384          993,056
                                                                                ---------------   --------------
    Total financial instruments                                                 $     1,091,171   $    1,261,928
                                                                                ===============   ==============

    (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value, having an amortized cost of $20,353 and $24,264, had an estimated fair value of $18,844 and $23,902, respectively.

    (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

    (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

    (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.       INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:

                                                                                  2002
                                                    ---------------------------------------------------------------
                                                          Cost /          Gross           Gross         Estimated
                                                        Amortized       Unrealized      Unrealized         Fair
                                                           Cost           Gains           Losses          Value
                                                    ---------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                    $       137,726  $        4,582  $        2,542  $      139,766
       U.S. government and agencies                          22,062           1,534               -          23,596
       Mortgage-backed securities                             1,920             185               -           2,105
                                                    ---------------  --------------  --------------  --------------

          Total fixed maturity securities           $       161,708  $        6,301  $        2,542  $      165,467
                                                    ===============  ==============  ==============  ==============
    Equity securities:
       Non-redeemable preferred stocks              $         5,896  $           35  $          306  $        5,625
                                                    ===============  ==============  ==============  ==============


                                                                                   2001
                                                    ----------------------------------------------------------------
                                                          Cost /          Gross           Gross          Estimated
                                                        Amortized       Unrealized      Unrealized         Fair
                                                           Cost           Gains           Losses           Value
                                                    ---------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                    $       115,846  $        2,011  $        2,214  $      115,643
       U.S. government and agencies                          22,433             829               7          23,255
       Mortgage-backed securities                             2,668             192               -           2,860
       Foreign governments                                    1,998               -              25           1,973
                                                    ---------------  --------------  --------------  --------------
          Total fixed maturity securities           $       142,945  $        3,032  $        2,246  $      143,731
                                                    ===============  ==============  ==============  ==============
    Equity securities:
       Non-redeemable preferred stocks              $        11,699  $            -  $          191  $       11,508
       Common stocks                                            172               -              30             142
                                                    ---------------  --------------  --------------  --------------
          Total equity securities                   $        11,871  $            -  $          221  $       11,650
                                                    ===============  ==============  ==============  ==============

    The amortized cost, gross unrealized losses, and length of time estimated fair value has remained below amortized cost for investment grade and non-investment grade fixed maturity and equity securities as of December 31, 2002 were:

                                                                             Gross Unrealized Losses
                                                             -------------------------------------------------------
                                                  Cost /         Less           One           Five         Greater
                                                Amortized      Than One       Through        Through        Than
                                                   Cost          Year        Five Years     Ten Years     10 Years
                                              ------------   -----------    ------------   -----------   -----------
    Investment Grade Securities
       Fixed maturity securities:
         Corporate debt securities            $      9,380   $       225    $       647    $         -   $        -

       Equity securities:
         Non-redeemable preferred stocks             2,278             -            306              -            -

    Non-Investment Grade Securities
         Fixed maturity securities:
           Corporate debt securities                 7,080            23          1,623             24            -
                                              ------------   -----------     ----------    -----------   -----------

    Total fixed maturity and equity
         securities                           $     18,738   $       248    $     2,576    $        24   $        -
                                              ============   ===========    ===========    ===========   ===========

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by contractual maturity were:

                                                                                                      Estimated
                                                                    Amortized                           Fair
                                                                      Cost                              Value
                                                               ---------------                   ---------------
   Fixed maturity securities:
      Due in one year or less                                  $        31,890                   $        32,074
      Due after one year through five years                             77,992                            80,728
      Due after five years through ten years                            35,685                            36,912
      Due after ten years                                               14,221                            13,648
                                                               ---------------                   ---------------
                                                                       159,788                           163,362

      Mortgage-backed securities                                         1,920                             2,105
                                                               ---------------                   ---------------

         Total fixed maturity securities                       $       161,708                   $       165,467
                                                               ===============                   ===============

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by rating agency equivalent were:

                                                                                                      Estimated
                                                                     Amortized                          Fair
                                                                       Cost                             Value
                                                                  -------------                   --------------
    AAA                                                          $       47,228                   $       49,039
    AA                                                                   13,291                           13,275
    A                                                                    66,837                           70,227
    BBB                                                                  29,686                           28,797
    Non-investment grade                                                  4,666                            4,129
                                                                  -------------                   --------------

          Total fixed maturity securities                        $      161,708                   $      165,467
                                                                 ==============                   ==============

    The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income
    (loss) as of December 31 were as follows:

                                                                                        2002              2001
                                                                                 ---------------   ---------------
    Assets:
        Fixed maturity securities                                                $         3,759   $           786
        Equity securities                                                                   (271)             (221)
                                                                                 ---------------   ---------------
                                                                                           3,488               565
                                                                                 ---------------   ---------------
     Liabilities:
        Policyholders' account balances                                                    3,198             2,318
        Federal income taxes - deferred                                                      101              (614)
                                                                                 ---------------   ---------------
                                                                                           3,299             1,704
                                                                                 ---------------   ---------------
    Stockholder's equity:
        Accumulated other comprehensive income (loss)                            $           189   $        (1,139)
                                                                                 ===============   ===============

    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                              2002        2001        2000
                                            -------      -------     -------
    Proceeds                                $32,338      $24,345     $ 9,320
    Gross realized investment gains           1,259          223          43
    Gross realized investment losses          4,417        2,701         141


    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds for gross realized investment losses from the sale of available-for-sale securities were $12,335, $8,739 and $12,718 for the years ended December 31, 2002, 2001, and 2000, respectively.

    The Company had investment securities with a carrying value of $959 and $1,017 that were deposited with insurance regulatory authorities at December 31, 2002 and 2001, respectively.

    Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income arose from the following sources for the years ended December 31:

                                                                      2002            2001             2000
                                                                 -------------   -------------    --------------
    Fixed maturity securities                                   $        9,104    $       9,929    $      10,643
    Equity securities                                                      882            1,104            1,429
    Policy loans on insurance contracts                                  4,400            4,440            4,441
    Cash and cash equivalents                                              410              760            2,635
    Other                                                                   72                1                1
                                                                 -------------    -------------    -------------

    Gross investment income                                             14,868           16,234           19,149
    Less investment expenses                                              (285)            (364)            (462)
                                                                 -------------    -------------    -------------

    Net investment income                                       $       14,583    $      15,870    $      18,687
                                                                ==============    =============    =============

    Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                     2002             2001              2000
                                                                --------------    -------------    -------------
    Fixed maturity securities                                   $       (3,642)   $      (2,458)   $        (115)
    Equity securities                                                      484              (20)              17
    Cash and cash equivalents                                               -                 1               -
                                                                --------------    -------------    -------------

    Net realized investment losses                              $       (3,158)   $      (2,477)   $         (98)
                                                                ==============    =============    =============

    Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $3,503, $405, and $0 for the years ended December 31, 2002, 2001, and 2000 respectively.

NOTE 4.       FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                          2002          2001            2000
                                                                     ------------    -----------    ------------
    Provision for income taxes computed at Federal statutory rate    $      1,309    $     2,756    $      5,243
    Increase (decrease) in income taxes resulting from:
           Dividend received deduction                                       (707)           (78)           (155)
           Foreign tax credit                                                 (12)            17            (254)
           Interest adjustments                                                 -            832               -
           Non-deductible fees                                                  -             18               -
                                                                     ------------    -----------    ------------
    Federal income tax provision                                     $        590    $     3,545    $      4,834
                                                                     ============    ===========    ============

    The Federal statutory rate for each of the three years in the period ended December 31, 2002 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                            2002           2001           2000
                                                                        ------------   ------------   ------------
    Policyholders' account balances                                     $      4,335   $      1,859   $      1,006
    Investment adjustments                                                       (60)             3            351
    Deferred policy acquisition costs                                           (852)           440            622
                                                                        ------------   ------------   ------------
    Deferred Federal income tax provision                               $      3,423   $      2,302   $      1,979
                                                                        ============   ============   ============

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2002                 2001
                                                                               -------------         -------------
    Deferred tax assets:
        Investment adjustments                                                 $       1,444         $       1,384
        Policyholders' account balances                                                   -                  2,951
        Net unrealized investment loss on investment securities                           -                    614
                                                                               -------------         -------------
             Total deferred tax assets                                                 1,444                 4,949
                                                                               -------------         -------------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                              6,849                 7,701
        Policyholders' account balances                                                1,384                     -
        Net unrealized investment gain on investment securities                          101                     -
                                                                               -------------         -------------
             Total deferred tax liabilities                                            8,334                 7,701
                                                                               -------------         -------------
             Net deferred tax liability                                        $       6,890          $      2,752
                                                                               =============         =============

    The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5.       REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit, trust agreements and funds withheld totaling $147 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2002, the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                     Ceded to         Assumed                           of amount
                                   Gross               other          from other          Net            assumed
                                   amount            companies        companies         amount            to net
                                  --------           ---------        ----------       ---------       ------------
       Life insurance inforce     $722,216           $116,360          $2,229           $608,085           0.4%


    The Company was a party to a reinsurance agreement with an unaffiliated insurer, whereby the Company assumed mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. During 2002, the unaffiliated insurer recaptured this block of business from the Company.

NOTE 6.       RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,412, $4,963 and $4,556 for 2002, 2001 and 2000 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $11, $53 and $69 for 2002, 2001 and 2000, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $150, $145 and $156 for 2002, 2001 and 2000, respectively.

    During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ('the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with the variable annuity contracts the Company has inforce. Under this agreement, Roszel pays compensation to MLIG an amount equal to a portion of the annual gross investment advisory fees paid by the Trust to Roszel. During 2002, the Company received from MLIG its allocable share of such compensation in the amount of $22. Revenue attributable to this agreement is included in policy charge revenue.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $1,902, $3,910 and $2,874 for 2002, 2001 and 2000, respectively.

    Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

    Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7.       STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no dividend requests during 2002 and 2001. During 2000, the Company paid a cash dividend of $35,000. At December 31, 2002 and 2001, approximately $1,921 and $3,207, respectively, of stockholder's equity was available for distribution to MLIG.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

    The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices, ("NAIC SAP") as a component of prescribed or permitted practices by the State of New York. The State of New York has adopted certain prescribed accounting practices, ("NY SAP"), which differ from those found in NAIC SAP. Specifically, deferred tax assets and deferred tax liabilities were not recognized by the State of New York until December 31, 2002, as described below. Other differences in accounting practices between NAIC SAP and NY SAP were not applicable to the Company.

    Statutory capital and surplus at December 31, 2002, was $21,411. At December 31, 2001, statutory capital and surplus on a New York basis and an NAIC SAP basis were $34,265 and $34,880, respectively. The difference between statutory capital and surplus on a New York basis versus an NAIC SAP basis is the recognition of a $615 deferred tax asset in accordance with NAIC SAP. There was no difference in net income on a New York basis versus an NAIC SAP basis at December 31, 2001. The Company's statutory net income (loss) for 2002, 2001 and 2000 was ($13,824), $348 and $5,125, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

    The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2002, and 2001, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8.       COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9.     SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts:

                                                        Life
    2002                                              Insurance        Annuities          Other            Total
                                                   ---------------   --------------   ---------------  ---------------
    Net interest spread (a)                        $           662   $         2,503  $           808  $         3,973
    Other revenues                                           8,440             6,478             (113)          14,805
                                                   ---------------   --------------   ---------------  ---------------
    Net revenues                                             9,102             8,981              695           18,778
                                                   ---------------   --------------   ---------------  ---------------
    Policy benefits                                          2,216             2,270                -            4,486
    Reinsurance premium ceded                                1,748                 -                -            1,748
    Amortization of deferred policy
       acquisition costs                                     2,163             3,304                -            5,467
    Other non-interest expenses                              1,225             2,111                -            3,336
                                                   ---------------   --------------   ---------------  ---------------
    Total non-interest expenses                              7,352             7,685                -           15,037
                                                   ---------------   --------------   ---------------  ---------------
    Net earnings before Federal income
        tax provision                                        1,750             1,296              695            3,741
    Income tax expense (benefit)                               374               (27)             243              590
                                                   ---------------   --------------   ---------------  ---------------
    Net earnings                                   $         1,376   $         1,323  $           452  $         3,151
                                                   ===============   ===============  ===============  ===============
    Balance Sheet Information:
    Total assets                                   $       390,244   $       725,481  $        13,460  $     1,129,185
    Deferred policy acquisition costs                       11,760            15,762                -           27,522
    Policyholder liabilities and accruals                   99,271           136,926                -          236,197
    Other policyholder funds                                   588               199                -              787


                                                        Life
    2001                                              Insurance         Annuities         Other            Total
                                                   ---------------   ---------------  --------------  ---------------

    Net interest spread (a)                        $         1,311   $         2,638  $          996  $         4,945
    Other revenues                                           9,028             7,210               8           16,246
                                                   ---------------   ---------------  --------------  ---------------
    Net revenues                                            10,339             9,848           1,004           21,191
                                                   ---------------   ---------------  --------------  ---------------
    Policy benefits                                          1,322             1,728               -            3,050
    Reinsurance premium ceded                                1,947                 -               -            1,947
    Amortization of deferred policy
       acquisition costs                                     2,018             1,482               -            3,500
    Other non-interest expenses                              2,055             2,765               -            4,820
                                                   ---------------   ---------------  --------------  ---------------
    Total non-interest expenses                              7,342             5,975               -           13,317
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings before Federal income
        tax provision                                        2,997             3,873           1,004            7,874
    Income tax expense                                       1,134             2,060             351            3,545
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings                                   $         1,863   $         1,813  $          653  $         4,329
                                                   ===============   ===============  ==============  ===============
    Balance Sheet Information:
    Total assets                                   $       452,156   $       828,087  $       21,397  $     1,301,640
    Deferred policy acquisition costs                       13,847            17,068               -           30,915
    Policyholder liabilities and accruals                  107,660           127,465               -          235,125
    Other policyholder funds                                   686               439               -            1,125


                                                        Life
    2000                                              Insurance         Annuities         Other            Total
                                                   ---------------   ---------------  --------------  ---------------
    Net interest spread (a)                        $         1,184   $         2,462  $        3,131  $         6,777
    Other revenues                                           9,558            10,599             (39)          20,118
                                                   ---------------   ---------------  --------------  ---------------
    Net revenues                                            10,742            13,061           3,092           26,895
                                                   ---------------   ---------------  --------------  ---------------
    Policy benefits                                          1,727                60               -            1,787
    Reinsurance premium ceded                                2,011                 -               -            2,011
    Amortization of deferred policy
       acquisition costs                                     1,181             2,788               -            3,969
    Other non-interest expenses                              1,698             2,449               -            4,147
                                                   ---------------   ---------------  --------------  ---------------
    Total non-interest expenses                              6,617             5,297               -           11,914
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings before Federal income
        tax provision                                        4,125             7,764           3,092           14,981
    Income tax expense                                       1,288             2,464           1,082            4,834
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings                                   $         2,837   $         5,300  $        2,010  $        10,147
                                                   ===============   ===============  ==============  ===============
    Balance Sheet Information:
    Total assets                                   $       493,569   $       832,825  $       19,001  $     1,345,395
    Deferred policy acquisition costs                       15,528            14,667               -           30,195
    Policyholder liabilities and accruals                  107,236           136,842               -          244,078
    Other policyholder funds                                   598               388               -              986


    (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

    The table below summarizes the Company's net revenues by product for 2002, 2001 and 2000:

                                                            2002           2001           2000
                                                       -------------   ------------   ------------
    Life Insurance
         Variable life                                 $       8,919   $      9,989   $     10,393
         Interest-sensitive whole life                           183            350            349
                                                       -------------   ------------   ------------

         Total Life Insurance                                  9,102         10,339         10,742
                                                       -------------   ------------   ------------
    Annuities
         Variable annuities                                    9,782          9,853         10,221
         Interest-sensitive annuities                           (801)            (5)         2,840
                                                       -------------   ------------   ------------
         Total Annuities                                       8,981          9,848         13,061
                                                       -------------   ------------   ------------
    Other                                                        695          1,004          3,092
                                                       -------------   ------------   ------------
    Total                                              $      18,778   $     21,191   $     26,895
                                                       =============   ============   ============

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